UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


schedule of investments (unaudited)
DECEMBER 31, 2004

--------------------------------------------------------------------------------
Large Cap Value Equity Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
 COMMON STOCK [97.8%]
    AIRCRAFT [0.5%]
    Honeywell International            7,000    $        248
    ==========================================================
    ALUMINUM [0.8%]
    Alcoa                             12,300             386
    ==========================================================
    APPAREL/TEXTILES [0.6%]
    Jones Apparel Group                8,500             311
    ==========================================================
    AUTOMOTIVE [1.5%]
    Ford Motor                        31,000             454
    Johnson Controls                   5,000             317
    ----------------------------------------------------------
    TOTAL AUTOMOTIVE                                     771
    ==========================================================
    BANKS [14.7%]
    Bank of America                   30,474           1,432
    Bank of New York                  11,600             388
    Fifth Third Bancorp                9,700             459
    Golden West Financial              6,600             405
    JPMorgan Chase                    14,255             556
    Keycorp                           10,400             353
    Mellon Financial                  11,800             367
    National City                      7,300             274
    PNC Financial Services Group       6,800             391
    SunTrust Banks                     1,900             140
    Wachovia                          14,400             757
    Washington Mutual                 13,000             550
    Wells Fargo                       17,730           1,102
    Zions Bancorporation               2,400             163
    ----------------------------------------------------------
    TOTAL BANKS                                        7,337
    ==========================================================
    BIOMEDICAL RESEARCH & PRODUCTS [0.5%]
    Applera - Applied
        Biosystems Group              12,800             268
    ==========================================================
    BUILDING & CONSTRUCTION [1.4%]
    Centex                             4,800             286
    KB Home                            2,300             240
    Vulcan Materials                   3,500             191
    ----------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                        717
    ==========================================================


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    BUSINESS SERVICES [0.8%]
    Cendant                           17,000    $        397
    ==========================================================
    CABLE/MEDIA [2.8%]
    Clear Channel Communications      14,800             496
    Time Warner*                      24,000             466
    Tribune                           10,300             434
    ----------------------------------------------------------
    TOTAL CABLE/MEDIA                                  1,396
    ==========================================================
    CHEMICALS [0.9%]
    Air Products & Chemicals           7,400             429
    ==========================================================
    CIRCUIT BOARDS [0.7%]
    Jabil Circuit*                     9,100             233
    Solectron*                        22,000             117
    ----------------------------------------------------------
    TOTAL CIRCUIT BOARDS                                 350
    ==========================================================
    COMMUNICATIONS EQUIPMENT [0.8%]
    Motorola                          10,000             172
    Scientific-Atlanta                 7,300             241
    ----------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                       413
    ==========================================================
    COMPUTER STORAGE DEVICES [1.0%]
    EMC-Mass*                         32,900             489
    ==========================================================
    COMPUTER SYSTEM DESIGN & SERVICES [0.6%]
    Computer Sciences*                 5,000             282
    ==========================================================
    COMPUTER & PERIPHERALS [1.5%]
    Hewlett-Packard                   36,800             772
    ==========================================================
    CONTAINERS & PACKAGING [0.6%]
    MeadWestvaco                       9,500             322
    ==========================================================
    DATA PROCESSING [0.5%]
    Affiliated Computer
        Services,
          Cl A*                        4,500             271
    ==========================================================
    DIVERSIFIED MANUFACTURING [4.3%]
    Caterpillar                        2,200             215
    Cummins                            3,700             310
    Danaher                            7,000             402


                                CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Large Cap Value Equity Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    Textron                            5,400    $        398
    Tyco International                22,300             797
    ----------------------------------------------------------
    TOTAL DIVERSIFIED MANUFACTURING                    2,122
    ==========================================================
    ELECTRICAL SERVICES [4.2%]
    Constellation Energy Group         3,900             170
    Dominion Resources                 4,400             298
    Entergy                            4,600             311
    Exelon                            10,000             441
    FirstEnergy                        9,700             383
    FPL Group                          1,600             120
    PPL                                3,400             181
    TXU                                3,200             207
    ----------------------------------------------------------
    TOTAL ELECTRICAL SERVICES                          2,111
    ==========================================================
    ENTERTAINMENT [1.9%]
    Brunswick                          6,500             322
    Carnival                           2,600             150
    Walt Disney                       16,800             467
    ----------------------------------------------------------
    TOTAL ENTERTAINMENT                                  939
    ==========================================================
    FINANCIAL SERVICES [8.4%]
    Capital One Financial              4,900             413
    Citigroup                         34,386           1,657
    Countrywide Financial             16,698             618
    Freddie Mac                        9,330             688
    MBNA                              19,210             541
    State Street                       5,300             260
    ----------------------------------------------------------
    TOTAL FINANCIAL SERVICES                           4,177
    ==========================================================
    FOOD & BEVERAGE [1.8%]
    Archer-Daniels-Midland            16,900             377
    Coca-Cola Enterprises             12,100             252
    Supervalu                          8,000             276
    ----------------------------------------------------------
    TOTAL FOOD & BEVERAGE                                905
    ==========================================================
    FORESTRY [0.7%]
    Weyerhaeuser                       5,400             363
    ==========================================================
    GAS/NATURAL GAS [1.1%]
    KeySpan                            5,600             221


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    Sempra Energy                      8,600    $        315
    ----------------------------------------------------------
    TOTAL GAS/NATURAL GAS                                536
    ==========================================================
    HEALTHCARE PRODUCTS & SERVICES [3.3%]
    AmerisourceBergen                  2,900             170
    Cigna                              4,500             367
    HCA                               10,300             412
    McKesson                           8,000             252
    Quest Diagnostics                  1,300             124
    WellPoint*                         2,600             299
    ----------------------------------------------------------
    TOTAL HEALTHCARE PRODUCTS & SERVICES               1,624
    ==========================================================
    HOTELS & LODGING [1.0%]
    Marriott International             4,200             265
    Starwood Hotels & Resorts
        Worldwide                      3,700             216
    ----------------------------------------------------------
    TOTAL HOTELS & LODGING                               481
    ==========================================================
    HOUSEHOLD PRODUCTS [0.4%]
    Fortune Brands                     2,600             201
    ==========================================================
    INSURANCE [7.7%]
    ACE, ADR                           4,600             197
    Aetna                              2,600             324
    AFLAC                              4,400             175
    Allstate                          10,500             543
    American International Group      21,800           1,432
    Chubb                              4,900             377
    Progressive                        3,300             280
    Prudential Financial               9,700             533
    ----------------------------------------------------------
    TOTAL INSURANCE                                    3,861
    ==========================================================
    INVESTMENT BANKER/BROKER DEALER [5.0%]
    Goldman Sachs Group                5,200             541
    Lehman Brothers Holdings           5,700             499
    Merrill Lynch                     13,400             801
    Morgan Stanley                    11,800             655
    ----------------------------------------------------------
    TOTAL INVESTMENT BANKER/BROKER DEALER              2,496
    ==========================================================
    PETROLEUM & FUEL PRODUCTS [3.0%]
    Anadarko Petroleum                 2,098             136
    Apache                             6,006             304
    Burlington Resources               6,000             261
    Devon Energy                      10,400             405


                                CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Large Cap Value Equity Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    Occidental Petroleum               7,000    $        408
    ----------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                    1,514
    ==========================================================
    PETROLEUM REFINING [9.3%]
    ChevronTexaco                     15,240             800
    ConocoPhillips                     8,340             724
    Exxon Mobil                       54,360           2,785
    Marathon Oil                       8,500             320
    ----------------------------------------------------------
    TOTAL PETROLEUM REFINING                           4,629
    ==========================================================
    RAILROADS [2.5%]
    Burlington Northern Santa Fe       8,900             421
    Norfolk Southern                  11,400             412
    Union Pacific                      5,900             397
    ----------------------------------------------------------
    TOTAL RAILROADS                                    1,230
    ==========================================================
    RETAIL [4.6%]
    CVS                                8,700             392
    Federated Department Stores        5,875             340
    JC Penney                          8,000             331
    Limited Brands                    15,200             350
    Lowe's                             3,800             219
    McDonald's                         6,900             221
    Staples                            7,500             253
    Target                             3,800             197
    ----------------------------------------------------------
    TOTAL RETAIL                                       2,303
    ==========================================================
    SEMI-CONDUCTORS/INSTRUMENTS [1.8%]
    Intel                             11,150             261
    Micron Technology*                22,400             276
    Tektronix                          5,900             178
    Texas Instruments                  7,500             185
    ----------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                    900
    ==========================================================
    TELEPHONES & TELECOMMUNICATIONS [5.5%]
    Alltel                             4,200             247
    CenturyTel                         7,300             259
    SBC Communications                11,700             301
    Sprint-FON Group*                 24,300             604
    Verizon Communications            32,409           1,313
    ----------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS              2,724
    ==========================================================
    TRANSPORTATION SERVICES [1.1%]
    FedEx                              2,200             217


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    Ryder System                       7,200    $        344
    ----------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                        561
    ==========================================================
        TOTAL COMMON STOCK
         (Cost $36,870)                               48,836
        ======================================================
CASH EQUIVALENTS [2.3%]
    Fidelity Institutional
        Domestic Money Market
        Portfolio, Cl I            1,168,965           1,169
    SEI Daily Income Trust,
        Prime Obligation Fund,
        Cl A                          13,015              13
        ======================================================
        TOTAL CASH EQUIVALENTS
         (Cost $1,182)                                 1,182
        ======================================================
        TOTAL INVESTMENTS [100.1%]
         (Cost $38,053)+                        $     50,018
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $49,954,885. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 * NON-INCOME PRODUCING SECURITY
 ADR -- AMERICAN DEPOSITORY RECEIPT
 CL -- CLASS

 + AT DECEMBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $38,053,265 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,428,869 AND ($463,690), RESPECTIVELY.



                                CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Large Cap Growth Equity Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
 COMMON STOCK [97.8%]
    AEROSPACE & DEFENSE [2.2%]
    Boeing                             2,000    $        104
    L-3 Communications Holdings        2,500             183
    United Technologies                4,800             496
    ----------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                            783
    ==========================================================
    AUTOMOTIVE [0.9%]
    Harley-Davidson                    5,200             316
    ==========================================================
    BANKS [0.6%]
    North Fork Bancorporation          7,650             221
    ==========================================================
    BIOMEDICAL RESEARCH & PRODUCTS [0.2%]
    Applera - Applied
        Biosystems Group               3,600              75
    ==========================================================
    BUSINESS SERVICES [7.4%]
    Avery Dennison                     3,700             222
    Cendant                            8,300             194
    Deluxe                             3,800             142
    eBay*                              6,400             744
    Equifax                            7,000             197
    First Data                         9,400             400
    Fiserv*                            3,400             137
    H&R Block                          5,400             265
    Paychex                            4,800             163
    Yahoo!*                            4,100             154
    ----------------------------------------------------------
    TOTAL BUSINESS SERVICES                            2,618
    ==========================================================
    CABLE/MEDIA [0.6%]
    Omnicom Group                      2,600             219
    ==========================================================
    CHEMICALS [1.5%]
    Dow Chemical                       5,000             248
    Hercules*                          6,700              99
    International Flavors &
        Fragrances                     4,300             184
    ----------------------------------------------------------
    TOTAL CHEMICALS                                      531
    ==========================================================


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT [2.1%]
    Cisco Systems*                    38,150    $        736
    ==========================================================
    COMPUTERS & PERIPHERALS [6.3%]
    Dell*                             20,065             846
    IBM                               11,600           1,144
    Lexmark International*             2,500             212
    ----------------------------------------------------------
    TOTAL COMPUTERS & PERIPHERALS                      2,202
    ==========================================================
    CONTAINERS & PACKAGING [0.6%]
    Ball                               4,800             211
    ==========================================================
    DATA PROCESSING [0.5%]
    Affiliated Computer Services,
        Cl A*                          3,100             187
    ==========================================================
    DIVERSIFIED MANUFACTURING [7.3%]
    3M                                 2,600             213
    Caterpillar                        4,650             454
    Danaher                            6,100             350
    General Electric                  37,875           1,383
    ITT Industries                     2,100             177
    ----------------------------------------------------------
    TOTAL DIVERSIFIED MANUFACTURING                    2,577
    ==========================================================
    DRUGS [10.1%]
    Abbott Laboratories                5,595             261
    Barr Pharmaceuticals*              3,200             146
    Eli Lilly                          3,930             223
    Forest Laboratories*               7,700             345
    Johnson & Johnson                 18,164           1,152
    Pfizer                            27,008             726
    Teva Pharmaceutical Industries
        ADR                            5,600             167
    Wyeth                             12,150             518
    ----------------------------------------------------------
    TOTAL DRUGS                                        3,538
    ==========================================================
    EDUCATIONAL SERVICES [1.0%]
    Apollo Group, Cl A*                4,400             355
    ==========================================================


                                CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Large Cap Growth Equity Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    ELECTRICAL SERVICES [0.3%]
    Exelon                             2,000     $        88
    ==========================================================
    FINANCIAL SERVICES [2.3%]
    Capital One Financial              3,100             261
    Countrywide Financial              3,900             144
    Fannie Mae                         3,500             249
    MBNA                               5,200             147
    ----------------------------------------------------------
    TOTAL FINANCIAL SERVICES                             801
    ==========================================================
    FOOD & BEVERAGE [8.4%]
    Adolph Coors                       2,700             204
    Archer-Daniels-Midland            12,800             286
    Coca-Cola                          9,800             408
    Kellogg                            6,200             277
    Kraft Foods, Cl A                  3,000             107
    Pepsi Bottling Group               5,700             154
    PepsiCo                            9,900             517
    Sara Lee                          18,700             451
    Sysco                             10,300             393
    Tyson Foods                        8,100             149
    ----------------------------------------------------------
    TOTAL FOOD & BEVERAGE                              2,946
    ==========================================================
    GAS/NATURAL GAS [0.5%]
    Praxair                            4,100             181
    ==========================================================
    HEALTHCARE PRODUCTS & SERVICES [4.1%]
    AmerisourceBergen                  3,700             217
    Express Scripts*                   3,600             275
    IMS Health                         7,500             174
    Lincare Holdings*                  2,200              94
    McKesson                           4,700             148
    UnitedHealth Group                 6,000             528
    ----------------------------------------------------------
    TOTAL HEALTHCARE PRODUCTS & SERVICES               1,436
    ==========================================================
    HOUSEHOLD PRODUCTS [5.5%]
    Avon Products                      2,600             101
    Fortune Brands                     3,450             266
    Gillette                           6,400             287
    Kimberly-Clark                     4,500             296
    Procter & Gamble                  18,000             991
    ----------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                           1,941
    ==========================================================
    INSURANCE [0.7%]
    Marsh & McLennan                   2,400              79


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    XL Capital, Cl A                   2,200     $       171
    ----------------------------------------------------------
    TOTAL INSURANCE                                      250
    ==========================================================
    INVESTMENT BANKER/BROKER DEALER [0.6%]
    Federated Investors                6,300             192
    ==========================================================
    MEDICAL PRODUCTS & SERVICES [6.4%]
    Bard (C.R.)                        3,200             205
    Baxter International               3,800             131
    Boston Scientific*                11,900             423
    Community Health Systems*          5,000             139
    Guidant                            4,100             296
    St. Jude Medical*                  8,100             340
    Stryker                            7,600             367
    Zimmer Holdings*                   4,600             368
    ----------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                  2,269
    ==========================================================
    PETROLEUM & FUEL PRODUCTS [1.1%]
    Schlumberger                       2,400             160
    XTO Energy                         6,750             239
    ----------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                      399
    ==========================================================
    PREPACKAGING SOFTWARE [8.4%]
    Adobe Systems                      3,800             239
    Citrix Systems*                    8,200             201
    Electronic Arts*                   5,900             364
    Intuit*                            5,000             220
    Microsoft                         42,730           1,141
    Oracle*                           43,160             592
    Symantec*                          8,400             216
    ----------------------------------------------------------
    TOTAL PREPACKAGING SOFTWARE                        2,973
    ==========================================================
    RETAIL [10.3%]
    Bed Bath & Beyond*                 6,700             267
    Home Depot                        18,300             782
    Lowe's                             8,800             507
    NBTY*                              6,500             156
    Staples                            5,200             175
    Wal-Mart Stores                   32,875           1,737
    ----------------------------------------------------------
    TOTAL RETAIL                                       3,624
    ==========================================================
    SEMI-CONDUCTORS/INSTRUMENTS [6.0%]
    Broadcom, Cl A*                    7,900             255
    Intel                             40,150             939
    Linear Technology                  2,700             105
    Maxim Integrated Products          5,800             246


                                CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Large Cap Growth Equity Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    Nvidia*                            7,600    $        179
    Texas Instruments                 15,900             391
    ----------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                  2,115
    ==========================================================
    TELEPHONES & TELECOMMUNICATIONS [0.8%]
    Nextel Communications*             3,400             102
    Vodafone ADR*                      6,400             175
    ----------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS                277
    ==========================================================
    TRANSPORTATION SERVICES [1.1%]
    United Parcel Service, Cl B        4,500             385
    ==========================================================
        TOTAL COMMON STOCK
         (Cost $31,326)                               34,446
        ======================================================
 WARRANT [(0.1)%]
    Lucent Technology, Expires
        12/10/07 *                       849               1
        ======================================================
        TOTAL WARRANT
         (Cost $0)                                         1
        ======================================================
 CASH EQUIVALENTS [2.5%]
    Fidelity Institutional
        Domestic Money Market
        Portfolio, Cl I              798,796             799
    SEI Daily Income Trust,
        Prime Obligation Fund, Cl A   55,157              55
        ======================================================
        TOTAL CASH EQUIVALENTS
         (Cost $854)                                     854
        ======================================================
        TOTAL INVESTMENTS [100.2%]
         (Cost $32,180)+                        $     35,301
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $35,218,203. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 * NON-INCOME PRODUCING SECURITY
 ADR -- AMERICAN DEPOSITORY RECEIPT
 CL -- CLASS

 + AT DECEMBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $32,179,997 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,877,932 AND ($1,756,680), RESPECTIVELY.



                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
RCB Small Cap Value Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
 COMMON STOCK [81.0%]
    BROADCASTING, NEWSPAPERS & ADVERTISING [12.7%]
    Advo                              56,000    $      1,996
    Cox Radio*                        75,450           1,244
    Cumulus Media*                    83,250           1,256
    Fisher Communications*            30,000           1,466
    SBS Broadcasting*                 69,600           2,800
    ----------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING       8,762
    ==========================================================
    BUSINESS SERVICES [15.3%]
    Arbitron*                         34,000           1,332
    Coinstar*                         44,660           1,198
    Deluxe                            21,450             801
    Equifax                           38,900           1,093
    Gartner, Cl B*                   136,100           1,673
    NDCHealth                         51,700             961
    RH Donnelley*                     39,600           2,338
    Watson Wyatt                      44,400           1,197
    ----------------------------------------------------------
    TOTAL BUSINESS SERVICES                           10,593
    ==========================================================
    CHEMICALS [1.9%]
    Compass Minerals
        International                 54,900           1,330
    ==========================================================
    CONSUMER PRODUCTS & SERVICES [3.0%]
    Central Garden & Pet*             49,300           2,058
    ==========================================================
    DATA PROCESSING [1.9%]
    Certegy                           37,600           1,336
    ==========================================================
    DIVERSIFIED MANUFACTURING [2.3%]
    EnPro Industries*                 53,000           1,567
    ==========================================================
    ELECTRICAL PRODUCTS [6.0%]
    GrafTech International*          294,200           2,783
    Littelfuse*                       39,500           1,349
    ----------------------------------------------------------
    TOTAL ELECTRICAL PRODUCTS                          4,132
    ==========================================================
    ELECTRICAL SERVICES [1.7%]
    Sierra Pacific Resources*        109,800           1,153
    ==========================================================



 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    ENTERTAINMENT [2.9%]
    Intrawest                         88,100    $      2,025
    ==========================================================
    FOOD, BEVERAGE & TOBACCO [3.1%]
    Ralcorp Holdings*                 52,100           2,185
    ==========================================================
    INSURANCE [11.5%]
    Alleghany*                         6,380           1,820
    Conseco*                         140,000           2,793
    Fairfax Financial Holdings         7,900           1,331
    Hilb Rogal & Hobbs                15,000             543
    White Mountains Insurance
        Group                          2,300           1,486
    ----------------------------------------------------------
    TOTAL INSURANCE                                    7,973
    ==========================================================
    MACHINERY [4.6%]
    Ametek                            30,700           1,095
    Franklin Electric                 19,400             820
    IDEX                              31,800           1,288
    ----------------------------------------------------------
    TOTAL MACHINERY                                    3,203
    ==========================================================
    PAPER & PAPER PRODUCTS [4.9%]
    Rayonier                          20,209             988
    Sealed Air*                       45,500           2,424
    ----------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                       3,412
    ==========================================================
    RAILROADS [1.9%]
    Kansas City Southern*             74,240           1,316
    ==========================================================
    REAL ESTATE INVESTMENT TRUST [1.9%]
    Annaly Mortgage Management        66,800           1,311
    ==========================================================
    RETAIL [5.4%]
    IHOP                              26,480           1,109
    Triarc, Cl B                      99,700           1,223
    Whitehall Jewelers*              173,500           1,386
    ----------------------------------------------------------
    TOTAL RETAIL                                       3,718
    ==========================================================
        TOTAL COMMON STOCK
         (Cost $42,876)                               56,074
        ======================================================


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
RCB Small Cap Value Fund


                                  Shares/Face
 Description                      Amount (000)    Value (000)
 ---------------------------------------------------------------
 PREFERRED STOCK [1.8%]
    ENTERTAINMENT [1.8%]
    Six Flags                         57,200    $      1,266
        ======================================================
        TOTAL PREFERRED STOCK
         (Cost $1,138)                                 1,266
        ======================================================
 CORPORATE BONDS [2.9%]
    BUSINESS SERVICES [1.4%]
    Danka Business
        Callable 04/01/05 @ 105
        10.000%, 04/01/08        $     1,000             960
    ==========================================================
    FINANCIAL SERVICES [1.5%]
    Labranche (A)
        Callable 05/15/07 @ 104.75
        9.500%, 05/15/09               1,000           1,020
    ==========================================================
        TOTAL CORPORATE BONDS
         (Cost $1,976)                                 1,980
    ==========================================================
 REPURCHASE AGREEMENT (C) [13.9%]
    Morgan Stanley, 2.000%, dated
        12/31/04, repurchased on
        01/03/05, repurchase price
        $9,601,600 (collateralized by
        U.S. Treasury Bills, par value
        $9,104,071, 1.875% (B),
        07/15/13; with total market
        value $9,799,191)              9,600           9,600
        ======================================================
        TOTAL REPURCHASE AGREEMENT
         (Cost $9,600)                                 9,600
        ======================================================
        TOTAL INVESTMENTS [99.6%]
         (Cost $55,590)+                        $     68,920
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $69,213,158. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 * NON-INCOME PRODUCING SECURITY
 (A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." ON DECEMBER 31, 2004 THE VALUE OF THESE SECURITIES TOTALED APPROXIMATELY $1,020,000 OR 1.5% OF THE FUND'S TOTAL NET ASSETS.
 (B) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
 (C) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS

 + AT DECEMBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,590,371 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,576,170 AND ($246,143), RESPECTIVELY.



                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Technology Growth Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
 COMMON STOCK [97.3%]
 COMMUNICATIONS EQUIPMENT MANUFACTURING [12.1%]
    Cisco Systems*                     5,305    $        102
    Harris                               500              31
    Lucent Technologies*               4,500              17
    Motorola                           2,400              41
    Nokia, ADR*                          950              15
    Qualcomm                           1,600              68
    Scientific-Atlanta                   425              14
    Viasat*                              525              13
 -------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT
    MANUFACTURING                                        301
    ==========================================================
 COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING [21.3%]
    Dell*                              3,275             138
    EMC-Mass*                          4,505              67
    Hewlett-Packard                    4,723              99
    IBM                                1,400             138
    PalmOne*                             200               6
    Sandisk*                             800              20
    Storage Technology*                  400              13
    Symbol Technologies                1,000              17
    Veritas Software*                    375              11
    Western Digital*                   1,750              19
 -------------------------------------------------------------
    TOTAL COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING                                        528
    ==========================================================
 COMPUTER SYSTEMS DESIGN & RELATED SERVICES [9.8%]
    3Com*                              2,400              10
    Anteon International*                400              17
    Autodesk                           1,000              38
    Avid Technology*                     200              12
    Cerner*                              200              11
    Check Point Software
        Technologies*                    450              11
    Cognizant Technology
        Solutions, Cl A*                 800              34
    Digitas*                           1,400              13
    Inter-Tel                            250               7
    Intergraph*                          525              14
    Manhattan Associates*                500              12
    Open Solutions*                      475              12
    Sun Microsystems*                  2,575              14
    SYKES Enterprises*                 1,500              10
    Synopsys*                            600              12
    Tyler Technologies*                1,975              17
 -------------------------------------------------------------
    TOTAL COMPUTER SYSTEMS DESIGN & RELATED
    SERVICES                                             244
    ==========================================================



 Description                         Shares       Value (000)
 ---------------------------------------------------------------
 DATA PROCESSING SERVICES [2.0%]
    Acxiom                               500    $         13
    Affiliated Computer Services,
        Cl A*                            425              25
    First Data                           275              12
 -------------------------------------------------------------
    TOTAL DATA PROCESSING SERVICES                        50
    ==========================================================
 ELECTRONIC SHOPPING & MAIL-ORDER HOUSES [0.5%]
    Agile Software*                    1,500              12
    ----------------------------------------------------------
 INFORMATION SERVICES [2.2%]
    Avocent*                             400              16
    Juniper Networks*                    842              23
    WebEx Communications*                625              15
 -------------------------------------------------------------
    TOTAL INFORMATION SERVICES                            54
    ==========================================================
 NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS
 MANUFACTURING [3.6%]
    Applera - Applied
        Biosystems Group                 700              15
    General Dynamics                     175              18
    L-3 Communications Holdings          300              22
    Microchip Technology                 750              20
    Varian*                              375              15
 -------------------------------------------------------------
    TOTAL NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
    INSTRUMENTS MANUFACTURING                             90
    ==========================================================
 OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING [0.8%]
    Corning*                           1,600              19
    ----------------------------------------------------------
 OTHER NONMETALLIC MINERAL PRODUCT MANUFACTURING [0.4%]
    Cabot Microelectronics*              225               9
    ----------------------------------------------------------
 PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLY WHOLESALE [0.7%]
    Scansource*                          300              19
    ----------------------------------------------------------
 SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING
 [20.3%]
    Advanced Micro Devices*              800              18
    Aeroflex*                          1,000              12
    Analog Devices                       300              11
    Applied Materials*                   500               9
    Benchmark Electronics*               300              10
    Broadcom, Cl A*                      800              26
    Cree*                                525              21


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Technology Growth Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
    Diodes*                              550    $         12
    Intel                              4,950             116
    Jabil Circuit*                       850              22
    Linear Technology                    375              14
    Maxim Integrated Products            900              38
    MEMC Electronic Materials*         1,400              19
    Microsemi*                           700              12
    Nvidia*                              750              18
    Omnivision Technologies*             800              15
    Sanmina-SCI*                       1,150              10
    Silicon Laboratories*                200               7
    Taiwan Semiconductor
        Manufacturing, ADR*            1,711              14
    Texas Instruments                  2,900              71
    TTM Technologies*                    750               9
    Xilinx                               700              21
 -------------------------------------------------------------
    TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING                              505
    ==========================================================
 SOFTWARE PUBLISHERS [21.5%]
    Adobe Systems                        650              41
    Akamai Technologies*                 900              12
    Citrix Systems*                    1,125              28
    Computer Associates
        International                    500              16
    Concur Technologies*               1,050               9
    Electronic Arts*                     400              25
    Hyperion Solutions*                  375              17
    Intuit*                              575              25
    Microsoft                          8,050             215
    NetIQ*                             1,300              16
    Oracle*                            5,815              80
    Packeteer*                         1,050              15
    Symantec*                            900              23
    Take-Two Interactive Software*       325              11
 -------------------------------------------------------------
    TOTAL SOFTWARE PUBLISHERS                            533
    ==========================================================
 TELECOMMUNICATIONS [2.1%]
    Adtran                               600              11
    J2 Global Communications*            450              16
    Novatel Wireless*                    550              11
    Tekelec*                             750              15
 -------------------------------------------------------------
    TOTAL TELECOMMUNICATIONS                              53
    ==========================================================
        TOTAL COMMON STOCK
         (Cost $2,340)                                 2,417
        ======================================================



 Description                         Shares       Value (000)
 ---------------------------------------------------------------
 WARRANT [0.0%]
    Lucent Technology, Expires
        12/10/07*                        160    $         --
 -------------------------------------------------------------
        TOTAL WARRANT
         (Cost $0)                                        --
    ==========================================================
 CASH EQUIVALENTS [2.7%]
    Fidelity Institutional
        Domestic Money Market
        Portfolio, Cl I               64,835              65
    SEI Daily Income Trust, Prime
        Obligation Fund, Cl A            528               1
--------------------------------------------------------------
        TOTAL CASH EQUIVALENTS
         (Cost $66)                                       66
        ======================================================
        TOTAL INVESTMENTS [100.0%]
         (Cost $2,406)+                         $      2,483
        ======================================================

 PERCENTAGES BASED ON NET ASSETS OF $2,482,494. TOTAL NET ASSETS INCLUDE
 OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 * NON-INCOME PRODUCING SECURITY
 ADR -- AMERICAN DEPOSITORY RECEIPT
 CL -- CLASS
 AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 + AT DECEMBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,406,481 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $404,944 AND ($328,346), RESPECTIVELY.



                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Corporate Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
 CORPORATE BONDS [83.7%]
    AIR TRANSPORTATION [0.7%]
    Federal Express, Ser A2
        7.890%, 09/23/08         $       310    $        328
    ==========================================================
    AUTOMOTIVE [2.8%]
    DaimlerChrysler N.A. Holdings
        4.750%, 01/15/08                 435             444
    Ford Motor Credit
        7.250%, 10/25/11                 400             429
    General Motors Acceptance
        7.750%, 01/19/10                 500             537
    ----------------------------------------------------------
    TOTAL AUTOMOTIVE                                   1,410
    ==========================================================
    BANKS [10.5%]
    Bank of America
        7.500%, 09/15/06                 500             534
        7.125%, 09/15/06                 500             531
    Bankers Trust
        7.250%, 10/15/11                 500             573
    Crestar Finance
        6.500%, 01/15/08               1,035           1,109
    Deutsche Bank
        7.500%, 04/25/09                 500             568
    Fleet National Bank
        8.625%, 02/15/05                 100             101
    US Bancorp
        6.875%, 09/15/07                 350             378
    Wachovia
        7.125%, 10/15/06                 100             107
        6.875%, 09/15/05                 500             512
    Washington Mutual
        4.625%, 04/01/14                 460             440
    Wells Fargo
        7.250%, 08/24/05                 250             256
    Wells Fargo, Ser F, MTN
        6.500%, 06/01/05                 125             127
    ----------------------------------------------------------
    TOTAL BANKS                                        5,236
    ==========================================================
    BEAUTY PRODUCTS [1.8%]
    Avon Products
        7.150%, 11/15/09                 800             904
    ==========================================================
    BROADCASTING, NEWSPAPERS & ADVERTISING [0.9%]
    Clear Channel Communications
        4.900%, 05/15/15                 450             427
    ==========================================================



 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    CABLE/MEDIA [5.9%]
    AOL Time Warner
        6.750%, 04/15/11         $       395    $        444
    Comcast Cable Communications
        Holdings
        8.375%, 03/15/13                 400             493
    News America Holdings
        9.250%, 02/01/13                 450             580
    Viacom
        7.750%, 06/01/05               1,000           1,018
    Walt Disney
        5.500%, 12/29/06                 410             427
    ----------------------------------------------------------
    TOTAL CABLE/MEDIA                                  2,962
    ==========================================================
    CHEMICALS [0.4%]
    Praxair
        6.625%, 10/15/07                 200             215
    ==========================================================
    COMPUTER SYSTEM DESIGN & SERVICES [1.8%]
    IBM
        4.375%, 06/01/09                 900             916
    ==========================================================
    ELECTRICAL PRODUCTS [0.2%]
    Emerson Electric
        6.300%, 11/01/05                 100             102
    ==========================================================
    ELECTRICAL SERVICES [3.8%]
    American Electric Power
        5.250%, 06/01/15                 435             439
    Iowa Electric Light & Power
        6.000%, 10/01/08                 200             214
    Wisconsin Power & Light,
        Ser Y
        7.600%, 07/01/05                 100             102
    WPS Resources
        7.000%, 11/01/09               1,000           1,123
    ----------------------------------------------------------
    TOTAL ELECTRICAL SERVICES                          1,878
    ==========================================================
    FINANCIAL SERVICES [11.9%]
    Citigroup
        7.250%, 10/01/10               1,000           1,150
    Countrywide Home Loans
        5.625%, 07/15/09                 155             164
          2.875%, 02/15/07               900             884
    Countrywide Home Loans,
          Ser L, MTN
        4.000%, 03/22/11                 875             851
    General Electric Capital,
        Ser A, MTN
        6.875%, 11/15/10                 250             282


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Corporate Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    International Lease Finance
        5.750%, 02/15/07         $     1,000    $      1,043
    MBNA
        4.625%, 09/15/08                 410             416
    National Rural Utilities, Ser C,
        MTN
        7.250%, 03/01/12               1,000           1,154
    ----------------------------------------------------------
    TOTAL FINANCIAL SERVICES                           5,944
    ==========================================================
    FOOD & BEVERAGE [2.8%]
    General Mills
        2.625%, 10/24/06                 410             403
    PepsiCo
        3.200%, 05/15/07               1,000             995
    ----------------------------------------------------------
    TOTAL FOOD & BEVERAGE                              1,398
    ==========================================================
    FOREIGN GOVERNMENTS [0.9%]
    United Mexican States
        5.875%, 01/15/14                 450             461
    ==========================================================
    INSURANCE [6.8%]
    AFLAC
        6.500%, 04/15/09               1,000           1,090
    Allstate
        7.200%, 12/01/09               1,015           1,151
    AXA Financial
        7.750%, 08/01/10               1,000           1,166
    ----------------------------------------------------------
    TOTAL INSURANCE                                    3,407
    ==========================================================
    INVESTMENT BANKER/BROKER DEALER [10.3%]
    Goldman Sachs Group
        5.150%, 01/15/14               1,000           1,014
    Jefferies Group
        5.500%, 03/15/16                 665             661
    JPMorgan Chase
        7.125%, 06/15/09                 675             751
    Legg Mason
        6.500%, 02/15/06                 950             977
    Lehman Brothers Holdings
        8.250%, 06/15/07               1,100           1,220
    Merrill Lynch
        4.000%, 11/15/07                 500             505
    ----------------------------------------------------------
    TOTAL INVESTMENT BANKER/BROKER DEALER              5,128
    ==========================================================
    MACHINERY [1.9%]
    Caterpillar
        9.000%, 04/15/06                 620             664


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Caterpillar Finance, Ser F,
        MTN
        4.690%, 04/25/05         $       310    $        312
    ----------------------------------------------------------
    TOTAL MACHINERY                                      976
    ==========================================================
    PETROLEUM & FUEL PRODUCTS [4.2%]
    ChevronTexaco
        8.625%, 06/30/10                 200             243
    ConocoPhillips
        6.375%, 03/30/09                 305             333
    Duke Capital
        5.500%, 03/01/14                 625             639
    Union Oil of California,
        Ser C, MTN
        7.900%, 04/18/08                 800             887
    ----------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                    2,102
    ==========================================================
    REAL ESTATE INVESTMENT TRUST [4.4%]
    Equity Residential Properties
        7.250%, 06/15/05               1,000           1,018
    Kimco Realty, MTN
        6.960%, 07/16/07               1,000           1,084
    Kimco Realty, Ser B, MTN
        7.860%, 11/01/07                  67              75
    ----------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUST                 2,177
    ==========================================================
    RETAIL [4.6%]
    Kohl's
        6.300%, 03/01/11               1,000           1,095
    Kroger
        5.500%, 02/01/13                 450             472
    McDonald's, Ser E, MTN
        4.240%, 12/13/06                 750             753
    ----------------------------------------------------------
    TOTAL RETAIL                                       2,320
    ==========================================================
    TELEPHONES & TELECOMMUNICATIONS [6.3%]
    AT&T Wireless Services
        8.125%, 05/01/12                 400             485
    Deutsche Telekom
        International Finance
        5.250%, 07/22/13                 435             448
    GTE Florida, Ser D
        6.250%, 11/15/05                 200             205
    New York Telephone
        6.500%, 03/01/05                  50              50
    Pacific Bell
        6.250%, 03/01/05                 200             201
    Southwestern Bell
        6.625%, 07/15/07                 750             801


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Corporate Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Sprint Capital
        8.375%, 03/15/12         $       350    $        426
    Verizon Communications
        6.360%, 04/15/06                 500             519
    ----------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS              3,135
    ==========================================================
    WASTE DISPOSAL [0.8%]
    Waste Management
        6.875%, 05/15/09                 375             415
    ==========================================================
        TOTAL CORPORATE BONDS
         (Cost $40,949)                               41,841
    ==========================================================
 ASSET-BACKED [7.1%]
    Capital Auto Receivables Asset
        Trust, Ser 2003-2, Cl A4A
        1.960%, 01/15/09                 975             950
    Capital Auto Receivables Asset
        Trust, Ser 2004-1, Cl A4
        2.640%, 11/17/08                 750             736
    Countrywide Asset-Backed
        Certificates, Ser 2004-10,
        Cl 2AV2 (A)
        2.768%, 05/25/33               1,050           1,050
    Countrywide Asset-Backed
        Certificates, Ser 2004-BC3,
        Cl 2A (A)
        2.798%, 08/25/34                 812             812
 -------------------------------------------------------------
        TOTAL ASSET-BACKED
         (Cost $3,587)                                 3,548
        ======================================================
 MORTGAGE RELATED [3.7%]
    Residential Asset Mortgage
        Products, Ser 2003-RS5,
        Cl AI4
        3.700%, 09/25/31                 770             765
    Residential Asset Mortgage
        Products, Ser 2003-RS6,
        Cl AI3
        3.080%, 12/25/28               1,025           1,016
    Washington Mutual, Ser 2003-AR10,
        Cl A3A
        3.530%, 10/25/33                  55              55
 -------------------------------------------------------------
        TOTAL MORTGAGE RELATED
         (Cost $1,841)                                 1,836
        ======================================================



                                  Face Amount
 Description                      (000)/Shares    Value (000)
 ---------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS [2.9%]
    U.S. Treasury Notes
        4.250%, 11/15/13         $       445    $        448
        4.250%, 08/15/14               1,000           1,002
 -------------------------------------------------------------
        TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $1,470)                                 1,450
        ======================================================
 CASH EQUIVALENT [1.5%]
    Fidelity Institutional
        Domestic Money Market
        Portfolio, Cl I              741,156             741
 -------------------------------------------------------------
        TOTAL CASH EQUIVALENT
         (Cost $741)                                     741
        ======================================================
        TOTAL INVESTMENTS [98.9%]
         (Cost $48,587) +                          $  49,416
        ======================================================

 PERCENTAGES BASED ON NET ASSETS OF $49,963,454. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 (A) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
 CL -- CLASS
 MTN -- MEDIUM TERM NOTE
 SER -- SERIES

 + AT DECEMBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $48,587,094 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,062,480 AND ($234,055), RESPECTIVELY.



                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Government Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS [59.4%]
    FFCB
        5.120%, 04/26/05         $       400    $        403
    FHLB
        7.250%, 05/13/05               1,400           1,424
        6.500%, 11/15/05                 100             103
        4.875%, 08/15/05                 500             507
        2.250%, 12/15/05               1,950           1,937
        2.000%, 12/02/05               1,000             991
    FHLMC
        6.990%, 07/26/06                 150             159
        5.250%, 01/15/06                 425             434
        4.250%, 06/15/05               1,550           1,561
        4.250%, 05/04/09               1,500           1,502
    FNMA
        6.000%, 12/15/05                  91              94
        4.250%, 05/15/09               2,000           2,035
        4.000%, 12/15/08               2,000           1,998
        2.500%, 06/28/06 (A)             350             347
 -------------------------------------------------------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $13,508)                               13,495
        ======================================================
 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [18.0%]
    FHLMC, Ser 2480, Cl PD
        6.000%, 11/15/31               1,358           1,395
    FHLMC, Ser 2544, Cl PG
        4.500%, 08/15/16                  13              13
    FHLMC, Ser 2670, Cl QP
        4.000%, 02/15/27               1,000             978
    FHLMC, Ser 2698, Cl BE
        4.500%, 11/15/32               1,106           1,098
    FNMA, Ser 1993-225, Cl UB
        6.500%, 12/25/23                  37              38
    FNMA, Ser 2003-134, Cl ME
        4.500%, 06/25/33                 183             183
    FNMA, Ser 2003-34, Cl GJ
        4.000%, 02/25/33                 373             370
 ---------------------------------------------------------------
        TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $4,079)                                 4,075
        ======================================================
 U.S. TREASURY OBLIGATIONS [21.3%] U.S. Treasury Notes
        5.750%, 11/15/05               1,135           1,165
        5.500%, 02/15/08                 600             639
        4.250%, 11/15/13               1,750           1,761
        3.875%, 01/15/09 (B)             687             770


                                 Face Amount
 Description                     (000)/Shares     Value (000)
 ---------------------------------------------------------------
        2.750%, 08/15/07         $       500    $        494
 -------------------------------------------------------------
        TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $4,805)                                 4,829
    ==========================================================
 CASH EQUIVALENT [0.4%]
    Fidelity Institutional
        Domestic Money Market
        Portfolio, Cl I               91,570              92
 -------------------------------------------------------------
        TOTAL CASH EQUIVALENT
         (Cost $92)                                       92
        ======================================================
        TOTAL INVESTMENTS [99.1%]
         (Cost $22,484) +                       $     22,491
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $22,705,280. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 (A) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
 (B) TREASURY INFLATION INDEX NOTE.
 CL -- CLASS
 FFCB -- FEDERAL FARM CREDIT BANK
 FHLB -- FEDERAL HOME LOAN BANK
 FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
 SER -- SERIES

 + AT DECEMBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,483,609 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $91,730 AND ($84,167), RESPECTIVELY.


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
California Tax Exempt Bond Fund



 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
 MUNICIPAL BONDS [95.8%]
    ALABAMA [1.2%]
    Jefferson County, Sewer
        Authority, Ser B-8, RB, FSA
        Callable 02/01/10 @ 100
        5.250%, 02/01/14         $       250    $        274
    ==========================================================
    CALIFORNIA [77.4%]
    Anaheim, Public Finance
        Authority, Convention
        Center Project, Ser A, RB,
        AMBAC
        5.500%, 08/01/12                 150             172
    Anaheim, Public Finance
        Authority, Electric
        System Distribution
        Facilities, RB, AMBAC
        Mandatory Put 10/01/05
        4.625%, 10/01/27                 230             234
    Berkeley, Ser C, GO, MBIA
        Callable 09/01/05 @ 102
        5.000%, 09/01/10                  95              99
    Beverly Hills, Unified School
        District Authority,
        Ser B, GO
        Callable 06/01/08 @ 101
        4.700%, 06/01/13                  50              53
    Burbank, Public Financing
        Authority, Golden State
        Redevelopment Project,
        Ser A, RB, AMBAC
        Callable 12/01/13 @ 100
        5.250%, 12/01/18                 175             193
    California State, Bay Area Toll
        Authority, San Francisco
        Bay Area Project, Ser B, RB,
        AMBAC (C)
        1.940%, 04/01/29                 100             100
    California State, Coast
        Community College District,
        Election 2002 Project,
        Ser A, RB, MBIA
        Callable 08/01/13 @ 100
        5.000%, 08/01/16                 250             273
    California State, Department
        of Water Resource & Power,
        Ser B-2, RB (B) (C)
        2.250%, 05/01/22                 400             400
    California State, Department
        of Water Resource Center,
        Ser A, RB, MBIA
        5.000%, 05/01/07                 200             213


 Description                   Face Amount (000)  Value (000)
---------------------------------------------------------------
    California State, Economic
        Recovery Authority,
        Ser B, GO
        Mandatory Put 07/01/08
        3.500%, 07/01/23         $       600    $        617
    California State, Educational
        Facilities Authority, Pooled
        College & University
        Projects, Ser A, RB
        4.300%, 04/01/09                 100             105
    California State, Educational
        Facilities Authority,
        University of San Francisco,
        RB, MBIA
        6.000%, 10/01/08                 300             339
    California State, GO
        4.750%, 06/01/07                 100             105
    California State, GO
        Callable  09/01/10  @ 100
        5.250%, 09/01/18                 200             217
    California State, GO
        Callable 02/01/12 @ 100
        5.000%, 02/01/18                 175             185
    California State, GO
        Callable 09/01/09 @ 101
        5.500%, 09/01/19                 250             275
    California State, GO
        Callable 10/01/10 @ 100
        5.250%, 10/01/18                 300             325
    California State, GO
        Pre-Refunded @ 101 (A)
        5.750%, 03/01/05                 100             102
    California State, Health
        Facilities Finance
        Authority, Presbyterian
        Hospital, RB, MBIA
        5.500%, 05/01/07                 150             161
    California State, Imperial
        Irrigation District,
        Electric System
        Project, COP, FSA
        Callable 11/01/13 @ 100
        5.250%, 11/01/17                 345             381
    California State, Imperial
        Irrigation District, Public
        Electric Project, RB
        4.250%, 11/01/06                 250             260
    California State, Infrastructure
        & Economic Authority, Bay
        Area Toll Bridges
        Project, Ser A, RB, FSA
        Callable 07/01/13 @ 100
        5.250%, 07/01/18                 125             138
    California State, Public Works
        Board Lease, California
        State University, Ser C, RB
        5.000%, 10/01/07                 100             107


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
California Tax Exempt Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    California State, Public Works
        Board Lease, Department of
        Corrections Project, RB
        5.250%, 01/01/13         $       150    $        167
    California State, Public Works
        Board Lease, Department of
        Corrections Project,
        Ser B, RB, MBIA
        Callable 09/01/08 @ 101
        5.000%, 09/01/21                 100             106
    California State, Public Works
        Board Lease, Trustees
        California State University,
        Ser A, RB
        Callable 10/01/08 @ 101
        5.250%, 10/01/11                 100             109
    California State, State Center
        Community College,
        Election 2002 Project,
        Ser A, GO, MBIA
        Callable  08/01/14 @ 100
        5.250%, 08/01/20                 205             227
    California State, University of
        California, Limited Project,
        Ser A, RB, MBIA
        5.000%, 05/15/14                 250             274
    California State, University of
        California, Ser K, RB, MBIA
        Callable  09/01/08 @ 101
        5.000%, 09/01/17                 150             161
    Coachella Valley, Water District
        Authority, Flood Control
        Project, COP, AMBAC
        Callable 10/01/07 @ 102
        5.000%, 10/01/11                 250             271
    Culver City, Redevelopment
        Finance Authority, TA, AMBAC
        Sink Date 11/01/09 @ 100
        5.500%, 11/01/14                  75              85
    East Bay, Municipal Utilities
        District Authority, Ser A,
        RB, FSA (C)
        1.940%, 06/01/25                 100             100
    El Dorado County, Public
        Financing Authority, RB,
        FGIC
        5.100%, 02/15/06                 100             103
    Evergreen School District,
        Ser C, GO, FGIC
        Callable 09/01/08 @ 101
        5.250%, 09/01/13                 200             219
    Fruitvale, School District, GO,
        FSA
        Callable 08/01/09 @ 102
        5.000%, 08/01/19                 200             215


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Hemet, Unified School District,
        Nutrition Center Project,
        COP, FSA
        Callable 04/01/07 @ 102
        5.750%, 04/01/17         $       250    $        272
    Irvine, Improvement Board Act
        1915, Limited Obligation
        Assessment District #93-14,
        SPA (B) (C)
        2.100%, 09/02/25                 600             600
    Long Beach, Ser B, RB, FGIC
        Callable 05/15/14 @ 100
        5.000%, 05/15/16                 150             165
    Los Angeles County, Public
        Works Finance Authority,
        Ser B, RB, MBIA
        Callable 09/01/06 @ 102
        5.250%, 09/01/14                 200             213
    Los Angeles County, Sanitation
        Districts Authority, Capital
        Project, Ser A, RB, FSA
        Callable 10/01/13 @ 100
        5.000%, 10/01/18                 300             325
    Los Angeles County, Sanitation
        Districts Financing
        Authority, Capital Project,
        Ser A, RB, FSA
        Callable 10/01/13 @ 100
        5.000%, 10/01/15                 345             379
    Los Angeles, Community
        Redevelopment Agency,
        Bunker Hill Project, Ser A,
        RB, FSA
        Callable 12/01/14 @ 100
        5.250%, 12/01/16                 195             218
    Los Angeles, Harbor Development
        Project, Ser C, RB
        Callable 11/01/06 @ 101
        5.125%, 11/01/11                 180             191
    Los Angeles, Sanitation
        Equipment Authority,
        Ser A, RB, MBIA
        4.000%, 02/01/07                 100             104
    Los Angeles, Ser A, GO,
        MBIA
        3.000%, 09/01/05                 250             252
    M-S-R Public Power, Ser G, RB,
        MBIA
        Callable 07/01/07 @ 101
        5.250%, 07/01/11                 100             107
    Modesto, Irrigation District
        Financing Authority,
        Domestic Water Project,
        Ser D, RB, AMBAC
        Callable 09/01/08 @ 101
        5.000%, 09/01/12                 100             109


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
California Tax Exempt Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Oakland, Redevelopment
        Agency, Central District
        Redevelopment, TA, AMBAC
        6.000%, 02/01/07         $       300    $        324
    Oakland, State Building
        Authority, Elihu M
        Harris Project, Ser A,
        RB, AMBAC Callable
        04/01/08 @ 101
        5.500%, 04/01/14                 100             110
    Orange County, Recovery
        Certificate Authority,
        Ser A, COP, MBIA
        6.000%, 07/01/06                 250             264
    Pasadena, Electric
        Improvements Authority,
        RB, FSA
        4.500%, 06/01/07                 160             169
    Pinole, Redevelopment Agency
        Project, TA, FSA
        Callable 08/01/09 @ 101
        5.250%, 08/01/14                 100             111
    Poway, Redevelopment Agency
        Project, TA, AMBAC
        Callable 12/15/11 @ 101
        5.500%, 12/15/14                 150             170
    Redondo Beach, Public
        Financing Authority, Waste
        Water System Funding
        Project, Ser A, RB, MBIA
        Callable 05/14/14 @ 100
        4.750%, 05/01/18                 235             249
    Riverside, Electric Authority,
        RB, FSA
        Callable 10/01/11 @ 101
        5.000%, 10/01/12                 250             277
    Riverside, Water Authority,
        RB Callable 10/01/08 @ 101
        5.375%, 10/01/12                 100             110
    Sacramento County,
        Cogeneration Authority,
        Relief Cogeneration Project,
        RB, MBIA
        Callable 08/15/08 @ 101
        5.000%, 07/01/16                 475             510
    Sacramento County, Sanitation
        District Funding Authority,
        RB, ETM
        Callable 12/01/05 @ 100
        5.000%, 12/01/07                 100             106
    Sacramento, City Financing
        Authority, RB
        5.000%, 07/01/10                 100             109
    Sacramento, City Unified School
        District, Ser A, GO, FSA
        4.250%, 07/01/09                  75              81


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Saddleback, Community College
        District, 1996 Capital
        Improvement Financing
        Project, COP, MBIA
        Callable 06/01/06 @ 102
        5.500%, 06/01/15         $       500    $        531
    San Diego, University School
        District, Capital
        Appreciation-Election 1998
        Project, Ser D, GO, FGIC
        Callable 07/01/12 @ 101
        5.250%, 07/01/24                 135             153
    San Diego County, North
        County Regional Center for
        Expansion, COP, AMBAC
        Callable 11/15/06 @ 102
        5.250%, 11/15/14                 100             107
    San Diego, University School
        District, Election 1998
        Project, Ser E, GO, FSA
        Callable 07/01/13 @ 101
        5.250%, 07/01/16                 100             113
    San Francisco (City & County),
        Building Authority,
        Department of General
        Services & Leasing,
        Ser A, RB
        5.000%, 10/01/13                 400             439
    San Francisco (City & County),
        Public Utility Authority,
        Ser A, RB, MBIA
        Callable 11/01/06 @ 101.5
        5.000%, 11/01/17                 375             396
    San Jose, University School
        District, Ser A, GO, FSA
        Callable 08/01/11 @ 101
        5.375%, 08/01/19                 150             166
    San Mateo County, Transit
        District Authority,  Ser A,
        RB, MBIA
        Callable 06/01/08 @ 101
        5.000%, 06/01/14                 400             434
    Sanger, Public Financing
        Authority, Utilities Systems
        Financing Project, Ser A,
        RB, AMBAC,
        Pre-Refunded  @ 102 (A)
        5.700%, 01/01/06                 325             343
    Santa Monica, Public Safety
        Facilities Project, RB
        Callable 07/01/09 @ 101
        5.250%, 07/01/14                 100             110
    Solano County, COP, MBIA
        Callable 11/01/12 @ 100
        5.250%, 11/01/14                 100             112


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
California Tax Exempt Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    South Gate, Public Financing
        Authority, South Gate
        Redevelopment Project, TA,
        AMBAC
        Callable 09/01/13 @ 100
        5.250%, 09/01/18         $       430    $        474
    Southern California,
        Metropolitan Water District
        Authority, Ser B-3, RB (C)
        2.100%, 07/01/35                 400             400
    Southern California, Public
        Power Authority, Southern
        Transmission Project,
        Sub-Ser A, RB, FSA
        Callable 07/01/12 @ 100
        5.250%, 07/01/16                 200             221
    Sweetwater, Water Authority,
        RB, AMBAC
        5.250%, 04/01/10                 500             559
    Wiseburn, School District,
        Ser A, GO, FGIC
        4.200%, 08/01/07                 125             131
    ----------------------------------------------------------
    TOTAL CALIFORNIA                                  17,305
    ==========================================================
    COLORADO [1.0%]
    Fremont Custer & El Paso
        Counties, School District
        No. 02, GO, FSA
        Callable 12/01/13 @ 100
        5.250%, 12/01/18                 200             220
    ==========================================================
    FLORIDA [1.1%]
    Miami-Dade County, School
        Board, COP, FGIC
        Callable 10/01/14 @ 100
        5.250%, 10/01/18                 215             237
    ==========================================================
    GEORGIA [1.0%]
    Georgia State, Metropolitan
        Atlanta Rapid
        Transportation Authority,
        Second Indenture Project,
        Ser A, RB, MBIA
        6.250%, 07/01/07                 200             219
    ==========================================================


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    MICHIGAN [1.2%]
    Michigan State, Building
        Authority, Facilities
        Project, Ser II, RB
        Pre-Refunded @ 101 (A)
        5.000%, 10/15/07         $       250    $        270
    ==========================================================
    NEVADA [0.9%]
    Clark County, Ser B, GO
        Pre-Refunded @ 101 (A)
        6.000%, 12/01/10                 175             202
    ==========================================================
    NEW YORK [1.9%]
    New York City, Transitional
        Finance Authority, Future
        Tax Secured Project, Ser B,
        RB, MBIA
        Callable 05/15/08 @ 101
        4.600%, 11/15/12                 400             419
    ==========================================================
    TEXAS [3.1%]
    Harris County, Flood Control
        District, Ser A, GO
        5.000%, 10/01/06                 300             314
    San Angelo, Water Works &
        Sewer System Authority,
        Refunding & Improvements
        Projects, RB, FSA
        Callable 04/01/11 @ 100
        5.250%, 04/01/19                 100             108
    University of Texas, Refund
        System Funding Project,
        Ser B, RB
        5.250%, 08/15/20                 240             272
    ----------------------------------------------------------
    TOTAL TEXAS                                          694
    ==========================================================
    WASHINGTON [1.9%]
        King County, School District
        No. 414, GO, MBIA
        Callable 12/01/12 @ 100
        5.750%, 12/01/14                 225             259
    Klickitat County, Public Utility
        District No. 001, Ser B, RB
        Callable 12/01/11 @ 100
        5.250%, 12/01/14                 150             166
    ----------------------------------------------------------
    TOTAL WASHINGTON                                     425
    ==========================================================


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
California Tax Exempt Bond Fund


                                 Face Amount
 Description                     (000)/Shares    Value (000)
 ---------------------------------------------------------------
    PUERTO RICO [5.1%]
    Puerto Rico, Electric Power
        Authority, Power Project,
        Ser CC, RB, MBIA
        Callable 07/01/07 @ 101.5
        5.250%, 07/01/09         $       100    $        108
    Puerto Rico, Electric Power
        Authority, Power Project,
        Ser DD, RB, FSA, ETM
        5.000%, 07/01/05                 200             203
    Puerto Rico, Electric Power
        Authority, Power Project,
        Ser X, RB
        Pre-Refunded @ 102 (A)
        6.000%, 07/01/05                 350             364
    Puerto Rico, Municipal Finance
        Agency, Ser A, RB, FSA
        Callable 07/01/07 @ 101.5
        5.250%, 07/01/10                 130             141
    Puerto Rico, Public Buildings
        Authority, Government
        Facilities Project, Ser J, RB,
        AMBAC
        Callable 07/01/12 @ 100
        5.000%, 07/01/36                 300             330
    ----------------------------------------------------------
    TOTAL PUERTO RICO                                  1,146
    ==========================================================
        TOTAL MUNICIPAL BONDS
         (Cost $21,143)                               21,411
        ======================================================
 CASH EQUIVALENT [3.1%]
    SEI Tax Exempt Trust,
        California Tax Exempt
        Fund, Cl A                   682,845             683
 -------------------------------------------------------------
        TOTAL CASH EQUIVALENT
         (Cost $683)                                     683
        ======================================================
        TOTAL INVESTMENTS [98.9%]
         (Cost $21,826)+                        $     22,094
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $22,345,858. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 (A) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
 (B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
 (C) VARIABLE RATE SECURITY-- THE RATE REPORTED IS THE RATE IN EFFECT ON DECEMBER 31, 2004.
 AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
 CL -- CLASS
 COP -- CERTIFICATE OF PARTICIPATION
 ETM -- ESCROWED TO MATURITY

 FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
 FSA -- FINANCIAL SECURITY ASSISTANCE
 GO -- GENERAL OBLIGATION
 MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
 RB -- REVENUE BOND
 SER -- SERIES
 SPA -- SPECIAL ASSESSMENT
 TA -- TAX ALLOCATION

 + AT DECEMBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,825,065 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $303,130 AND ($33,845), RESPECTIVELY.



                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
 CORPORATE BONDS [94.6%]
    AEROSPACE & DEFENSE [0.8%]
    DRS Technologies
        6.875%, 11/01/13         $       100    $        105
    Esterline Technologies
        7.750%, 06/15/13                 100             109
    Sequa, Ser B
        8.875%, 04/01/08                 150             164
    ----------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                            378
    ==========================================================
    AIRLINES [0.3%]
    American Airlines, Ser
        2001-2
        7.800%, 04/01/08                 150             137
    ==========================================================
    APPAREL/TEXTILES [1.1%]
    Invista (A)
        9.250%, 05/01/12                 100             111
    Levi Strauss
        11.625%, 01/15/08                100             105
        7.000%, 11/01/06                 100             105
    Levi Strauss (A)
        9.750%, 01/15/15                 100              99
    Warnaco
        8.875%, 06/15/13                 100             110
    ----------------------------------------------------------
    TOTAL APPAREL/TEXTILES                               530
    ==========================================================
    AUTO RENT & LEASE [0.7%]
    Nationsrent
        9.500%, 10/15/10                 100             112
    Rent-way
        11.875%, 06/15/10                100             113
    United Rentals
        7.750%, 11/15/13                 100              98
    ----------------------------------------------------------
    TOTAL AUTO RENT & LEASE                              323
    ==========================================================
    AUTOPARTS [2.8%]
    Collins & Aikman Products
        10.750%, 12/31/11                250             255
    Collins & Aikman Products (A)
        12.875%, 08/15/12                200             173
    Dura Operating, Ser B
        9.000%, 05/01/09                 150             149
    Group 1 Automotive (A)
        8.250%, 08/15/13                 100             106
    Metaldyne (A)
        10.000%, 11/01/13                100              95
    Pep Boys (A)
        7.500%, 12/15/14                 150             152


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Stanadyne (A)
        10.000%, 08/15/14        $       100    $        108
    TRW Automotive
        11.000%, 02/15/13                 98             118
    Tenneco Automotive (A)
        8.625%, 11/15/14                 150             156
    ----------------------------------------------------------
    TOTAL AUTOPARTS                                    1,312
    ==========================================================
    BROADCASTING, NEWSPAPERS & ADVERTISING [7.4%]
    Adelphia Communications,
        Ser B (D)
        10.500%, 07/15/04                100              98
    Advanstar Communications
        10.750%, 08/15/10                100             113
    CCO Holdings
        8.750%, 11/15/13                 250             258
    CSC Holdings
        7.625%, 07/15/18                 100             106
    Cablevision Systems (A)
        8.000%, 04/15/12                 200             213
    Century Communications,
        Ser B (D)
        11.170%, 01/15/08                100              70
    Charter Communication
        Holdings
        10.000%, 05/15/11                100              86
        8.625%, 04/01/09                 100              87
    Coleman Cable (A)
        9.875%, 10/01/12                 100             106
    Echostar DBS (A)
        6.625%, 10/01/14                 100             101
    Entravision Communications
        8.125%, 03/15/09                 100             107
    Fisher Communication (A)
        8.625%, 09/15/14                 150             162
    Frontier Vision Holdings
        (D)
        11.875%, 09/15/07                100             134
    General Cable
        9.500%, 11/15/10                 100             113
    Gray Television
        9.250%, 12/15/11                 100             112
    Haights Cross Operating (A)
        11.750%, 08/15/11                100             113
    Insight Communications (B)
        10.030%, 02/15/11                200             195
    Interep National Radio Sales,
        Ser B
        10.000%, 07/01/08                100              75
    Kabel Deutschland (A)
        10.625%, 07/01/14                200             230
    Mediacom Capital
        7.875%, 02/15/11                 200             196


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Nexstar Finance Holdings (B)
        9.460%, 04/01/13         $       200    $        158
    Olympus Communications,
        Ser B (D)
        10.625%, 11/15/06                100             132
    Panamsat (A)
        9.000%, 08/15/14                 150             167
    Paxson Communications (B)
        10.610%, 01/15/09                100              94
    Salem Communication
        Holdings, Ser B
        9.000%, 07/01/11                  65              71
    Telenet Group Holding (B)
        9.346%, 06/15/14                 150             114
    Videotron Ltee
        6.875%, 01/15/14                 100             103
    ----------------------------------------------------------
    TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING       3,514
    ==========================================================
    BUILDING & CONSTRUCTION [3.9%]
    Ainsworth Lumber
        6.750%, 03/15/14                 100              97
    Ainsworth Lumber (A)
        7.250%, 10/01/12                 100             102
    Beazer Homes USA
        8.375%, 04/15/12                 100             110
    Brand Services
        12.000%, 10/15/12                150             168
    Dayton Superior
        13.000%, 06/15/09                100             104
    International Utility
        Structures (D)
        10.750%, 02/01/08                100              21
    North American Energy
        Partners
        8.750%, 12/01/11                 150             153
    Ply Gem Industries (A)
        9.000%, 02/15/12                 200             203
    RMCC Acquisition (A)
        9.500%, 11/01/12                 150             150
    Riverside Forest Product
        7.875%, 03/01/14                 100             110
    THL Buildco (A)
        8.500%, 09/01/14                 200             209
    Tech Olympic USA
        7.500%, 03/15/11                 200             201
    Texas Industries
        10.250%, 06/15/11                100             117


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    William Lyon Homes
        10.750%, 04/01/13        $       100    $        112
    ----------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                      1,857
    ==========================================================
    BUSINESS SERVICES [0.6%]
    Corrections
        7.500%, 05/01/11                 100             107
    Geo Group
        8.250%, 07/15/13                 150             160
    ----------------------------------------------------------
    TOTAL BUSINESS SERVICES                              267
    ==========================================================
    CHEMICALS [5.0%]
    Acetex
        10.875%, 08/01/09                150             163
    Avecia Group
        11.000%, 07/01/09                200             206
    Crompton (A)
        9.875%, 08/01/12                 100             114
    Equistar Chemicals
        10.625%, 05/01/11                150             174
    FMC
        10.250%, 11/01/09                100             115
    Huntsman ICI Chemicals
        10.125%, 07/01/09                 61              64
    IMC Global
        10.875%, 08/01/13                100             125
    IMC Global, Ser B
        11.250%, 06/01/11                100             115
    Innophos (A)
        8.875%, 08/15/14                 100             108
    Kraton Polymers (A)
        8.125%, 01/15/14                 200             209
    Lyondell Chemical
        11.125%, 07/15/12                100             119
        10.500%, 06/01/13                100             119
    NALCO
        7.750%, 11/15/11                 100             108
    PolyOne
        10.625%, 05/15/10                100             113
    Rhodia
        10.250%, 06/01/10                100             113
    Rockwood Specialties Group
        10.625%, 05/15/11                100             115
    Terra Capital
        11.500%, 06/01/10                 65              74


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    United Industries, Ser D
        9.875%, 04/01/09         $       200    $        209
    ----------------------------------------------------------
    TOTAL CHEMICALS                                    2,363
    ==========================================================
    CIRCUIT BOARDS [0.2%]
    Viasystems
        10.500%, 01/15/11                100              98
    ==========================================================
    COAL MINING [0.6%]
    Alpha Natural Resources (A)
        10.000%, 06/01/12                150             171
    Foundation PA Coal (A)
        7.250%, 08/01/14                 100             106
    ----------------------------------------------------------
    TOTAL COAL MINING                                    277
    ==========================================================
    COMMERCIAL SERVICES [1.0%]
    Great Lakes Dredge & Dock
        7.750%, 12/15/13                 150             137
    Iron Mountain
        8.625%, 04/01/13                 100             106
    Salton
        12.250%, 04/15/08                150             113
    The Brickman Group, Ser B
        11.750%, 12/15/09                100             117
    ----------------------------------------------------------
    TOTAL COMMERCIAL SERVICES                            473
    ==========================================================
    COMPUTER SYSTEM DESIGN & SERVICES [0.6%]
    Unisys
        7.875%, 04/01/08                 100             102
    Xerox
        7.625%, 06/15/13                 100             110
        7.125%, 06/15/10                  50              54
    ----------------------------------------------------------
    TOTAL COMPUTERS SYSTEM DESIGN & SERVICES             266
    ==========================================================
    CONSUMER PRODUCTS & SERVICES [3.2%]
    Amscan Holdings
        8.750%, 05/01/14                 150             150
    JohnsonDiversey Holdings (B)
        9.139%, 05/15/13                 200             173
    JohnsonDiversey, Ser B
        9.625%, 05/15/12                 150             168
    NBTY, Ser B
        8.625%, 09/15/07                 100             101
    Playtex Products
        9.375%, 06/01/11                 200             214
    Prestige Brands (A)
        9.250%, 04/15/12                 150             159


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Sealy Mattress
        8.250%, 06/15/14         $       200    $        212
    Southern States Cooperative
        (A)
        10.500%, 11/01/10                200             205
    WMG Holdings (A) (B)
        9.362%, 12/15/14                 200             128
    ----------------------------------------------------------
    TOTAL CONSUMER PRODUCTS & SERVICES                 1,510
    ==========================================================
    CONTAINERS & PACKAGING [3.7%]
    Berry Plastics
        10.750%, 07/15/12                100             114
    Graham Packaging (A)
        9.875%, 10/15/14                 100             107
    Intertape Polymer (A)
        8.500%, 08/01/14                 150             152
    Newark Group
        9.750%, 03/15/14                 200             213
    Owens-Brockway Glass (A)
        6.750%, 12/01/14                 150             151
    Owens-Illinois
        8.100%, 05/15/07                 100             106
    Plastipak Holdings
        10.750%, 09/01/11                100             113
    Pliant
        13.000%, 06/01/10                100              98
    Radnor Holdings
        11.000%, 03/15/10                100              86
    Solo Cup
        8.500%, 02/15/14                 150             156
    Stone Container
        7.375%, 07/15/14                 200             213
    Tekni-Plex
        12.750%, 06/15/10                100              95
    US Can
        10.875%, 07/15/10                150             159
    ----------------------------------------------------------
    TOTAL CONTAINERS & PACKAGING                       1,763
    ==========================================================
    DAY CARE [0.2%]
    La Petite Academy, Ser B
        10.000%, 05/15/08                100              89
    ==========================================================
    DIVERSIFIED OPERATIONS [2.7%]
    Jacuzzi Brands
        9.625%, 07/01/10                 150             166
    Kansas City Southern
        9.500%, 10/01/08                 100             114
    National Waterworks, Ser B
        10.500%, 12/01/12                100             112
    Poindexter J.B. (A)
        8.750%, 03/15/14                 200             213
    Reddy Ice Group
        8.875%, 08/01/11                 100             108


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Stena (A)
        7.000%, 12/01/16         $       200    $        198
    TD Funding
        8.375%, 07/15/11                 100             107
    Trinity Industries
        6.500%, 03/15/14                 200             200
    Werner Holdings, Ser A
        10.000%, 11/15/07                100              83
    ----------------------------------------------------------
    TOTAL DIVERSIFIED OPERATIONS                       1,301
    ==========================================================
    ELECTRICAL PRODUCTS [6.8%]
    AES
        9.375%, 09/15/10                  19              22
        7.750%, 03/01/14                 100             108
    AES (A)
        9.000%, 05/15/15                 100             114
    Allegheny Energy Supply
        7.800%, 03/15/11                 200             218
    Aquila
        7.625%, 11/15/09                 150             157
    CMS Energy
        7.500%, 01/15/09                 100             107
    Calpine
        8.500%, 02/15/11                 100              76
    Calpine (A)
        9.875%, 12/01/11                 100              87
        8.500%, 07/15/10                 200             172
    Calpine Generating (C)
        7.756%, 04/01/10                 200             196
    Edison Mission Energy
        7.730%, 06/15/09                 200             215
    Freescale Semiconductors
        7.125%, 07/15/14                 200             217
    L-3 Communications
        6.125%, 07/15/13                 100             103
    L-3 Communications (A)
        5.875%, 01/15/15                 100             100
    Motors & Gears, Ser D
        10.750%, 11/15/06                150             147
    NRG Energy (A)
        8.000%, 12/15/13                 200             218
    PSEG Energy Holdings
        7.750%, 04/16/07                 100             106
    Reliant Resources
        9.500%, 07/15/13                 200             227
    Sanmina-SCI
        10.375%, 01/15/10                100             115
    Sierra Pacific Resources
        8.625%, 03/15/14                 200             226
    TNP Enterprises, Ser B
        10.250%, 04/01/10                150             160


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Texas Genco (A)
        6.875%, 12/15/14         $       150    $        155
    ----------------------------------------------------------
    TOTAL ELECTRICAL PRODUCTS                          3,246
    ==========================================================
    ENTERTAINMENT [10.3%]
    AMC Entertainment
        9.875%, 02/01/12                 100             109
        9.500%, 02/01/11                  72              74
    Ameristar Casinos
        10.750%, 02/15/09                100             112
    Argosy Gaming
        7.000%, 01/15/14                 200             221
    Aztar
        9.000%, 08/15/11                 100             110
    Bluegreen, Ser B
        10.500%, 04/01/08                150             154
    Bombardier Recreational
        Products
        8.375%, 12/15/13                 150             160
    Carmike Cinemas
        7.500%, 02/15/14                 200             205
    Cinemark USA
        9.000%, 02/01/13                 100             114
    Circus & Eldorado Joint
        Venture/Silver Legacy
        Capital
        10.125%, 03/01/12                150             163
    Equinox Holdings
        9.000%, 12/15/09                 100             107
    Gaylord Entertainment (A)
        6.750%, 11/15/14                 200             201
    HMH Properties, Ser B
        7.875%, 08/01/08                  38              39
    Hard Rock Hotel
        8.875%, 06/01/13                 200             221
    Herbst Gaming
        8.125%, 06/01/12                 200             214
    Inn of the Mountain Gods
        12.000%, 11/15/10                100             117
    Isle of Capri Casinos
        7.000%, 03/01/14                 200             204
    John Q Hammons Hotels, Ser B
        8.875%, 05/15/12                 100             113
    Kerzner International
        8.875%, 08/15/11                 150             164
    MGM Mirage
        6.750%, 09/01/12                 100             105
    MTR Gaming Group, Ser B
        9.750%, 04/01/10                 200             220
    Majestic Star Casino
        9.500%, 10/15/10                 200             212
    Mandalay Resort Group
        6.450%, 02/01/06                  60              61
    Mandalay Resort Group, Ser B
        10.250%, 08/01/07                100             113


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Mohegan Tribal Gaming
        Authority
        7.125%, 08/15/14         $       150     $       158
    Muzak
        9.875%, 03/15/09                 100              70
    NCL (A)
        10.625%, 07/15/14                100             100
    OED/Diamond Jo
        8.750%, 04/15/12                 200             196
    Penn National Gaming
        8.875%, 03/15/10                 100             109
        6.875%, 12/01/11                 100             104
    Six Flags
        9.750%, 04/15/13                 150             152
    Speedway Motorsports
        6.750%, 06/01/13                 100             105
    Waterford Gaming (A)
        8.625%, 09/15/12                 135             144
    Windsor Woodmount Black
        Hawk, Ser B (D) (E)
        13.000%, 03/15/05                100             100
    Wynn Las Vegas (A)
        6.625%, 12/01/14                 150             149
    ----------------------------------------------------------
    TOTAL ENTERTAINMENT                                4,900
    ==========================================================
    FINANCIAL SERVICES [4.0%]
    Alamosa Delaware
        8.500%, 01/31/12                 150             164
    Allied Security Escrow (A)
        11.375%, 07/15/11                150             157
    BCP Caylux Holding (A)
        9.625%, 06/15/14                  75              84
    Caithness Coso Fund, Ser B
        9.050%, 12/15/09                  73              81
    Chukchansi Economic
        Development Authority (A)
        14.500%, 06/15/09                150             189
    Couche-Tard Finance
        7.500%, 12/15/13                 100             107
    Crystal US Holdings (B)
        9.209%, 10/01/14                 200             137
    ESI Tractebel Acquisitions,
        Ser B
        7.990%, 12/30/11                  67              71
    IPCS Escrow (A)
        11.500%, 05/01/12                150             170
    Polymer Holdings (B)
        10.489%, 07/15/14                250             176
    Poster Financial Group
        8.750%, 12/01/11                 200             205
    Ship Finance
        8.500%, 12/15/13                 200             206


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Standard Aero (A)
        8.250%, 09/01/14         $       150     $       162
    ----------------------------------------------------------
    TOTAL FINANCIAL SERVICES                           1,909
    ==========================================================
    FOOD & BEVERAGE [5.4%]
    Chiquita Brands (A)
        7.500%, 11/01/14                 100             101
    Del Monte
        8.625%, 12/15/12                  50              56
    Del Monte, Ser B
        9.250%, 05/15/11                 150             164
    Dimon, Ser B
        9.625%, 10/15/11                 100             109
    Dole Foods
        8.875%, 03/15/11                 100             109
    Dominos
        8.250%, 07/01/11                  75              82
    Friendly Ice Cream
        8.375%, 06/15/12                 200             196
    General Nutrition Center
        8.500%, 12/01/10                 150             142
    Great Atlantic & Pacific Tea
        9.125%, 12/15/11                 100              94
    Land O' Lakes
        8.750%, 11/15/11                 200             199
    Le-Natures (A)
        10.000%, 06/15/13                150             166
    Leiner Health Products
        11.000%, 06/01/12                100             109
    Merisant (A)
        9.500%, 07/15/13                 100              89
    National Beef Packaging
        10.500%, 08/01/11                200             210
    National Wine & Spirits
        10.125%, 01/15/09                100              99
    Pilgrim's Pride
        9.625%, 09/15/11                 100             112
    Pinnacle Foods (A)
        8.250%, 12/01/13                 200             191
    Swift
        12.500%, 01/01/10                200             226
    WH Holdings/WH Capital
        9.500%, 04/01/11                 100             110
    ----------------------------------------------------------
    TOTAL FOOD & BEVERAGE                              2,564
    ==========================================================
    FORESTRY [0.2%]
    Tembec Industries
        7.750%, 03/15/12                 100              97
    ==========================================================
    MACHINERY [3.1%]
    AK Steel
        7.875%, 02/15/09                 150             153


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Building Materials, Ser B
        8.000%, 10/15/07         $       100    $        103
        7.750%, 07/15/05                 200             203
    Case New Holland (A)
        9.250%, 08/01/11                 100             111
    Cummins (A)
        9.500%, 12/01/10                 100             114
    Dresser-Rand Group (A)
        7.375%, 11/01/14                 150             153
    Grant Prideco Escrow
        9.000%, 12/15/09                 136             151
    Intermet
        9.750%, 06/15/09                 100              49
    Mail-Well I
        9.625%, 03/15/12                 100             110
    Resolution Performance
        Products
        13.500%, 11/15/10                100             109
    Terex
        7.375%, 01/15/14                 100             107
    Trimas
        9.875%, 06/15/12                 100             106
    ----------------------------------------------------------
    TOTAL MACHINERY                                    1,469
    ==========================================================
    MEDICAL [3.3%]
    Alpharma (A)
        8.625%, 05/01/11                 100             104
    Bio-Rad Laboratories
        7.500%, 08/15/13                 100             110
    Biovail
        7.875%, 04/01/10                 100             104
    CDRV Investors (B)
        9.690%, 01/01/15                 200             124
    Concentra Operating
        9.500%, 08/15/10                 100             113
    Extendicare Health
        6.875%, 05/01/14                 100             102
    Genesis Healthcare
        8.000%, 10/15/13                 100             109
    MQ Associates (B)
        9.962%, 08/15/12                 150             113
    National Mentor (A)
        9.625%, 12/01/12                 100             106
    Pacificare Health Systems
        10.750%, 06/01/09                 65              75
    Triad Hospitals
        7.000%, 05/15/12                 150             158
    Universal Hospital Services
        10.125%, 11/01/11                200             208


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Vanguard Health Systems (A)
        9.000%, 10/01/14         $       150    $        161
    ----------------------------------------------------------
    TOTAL MEDICAL                                      1,587
    ==========================================================
    MISCELLANEOUS BUSINESS SERVICES [0.2%]
    Integrated Alarm Services
        Group (A)
        12.000%, 11/15/11                100             105
    ==========================================================
    MISCELLANEOUS MANUFACTURING [1.2%]
    Aearo
        8.250%, 04/15/12                 150             154
    KI Holdings (A) (B)
        9.598%, 11/15/14                 250             160
    Maax Holdings (B)
        11.726%, 12/15/12                200             126
    Propex Fabrics (A)
        10.000%, 12/01/12                150             156
    ----------------------------------------------------------
    TOTAL MISCELLANEOUS MANUFACTURING                    596
    ==========================================================
    OFFICE FURNITURE & FIXTURES [0.2%]
    Interface
        9.500%, 02/01/14                 100             109
    ==========================================================
    PAPER & PAPER PRODUCTS [2.5%]
    Abitibi-Consolidated
        7.750%, 06/15/11                 100             105
    Appleton Papers
        9.750%, 06/15/14                 100             110
    Boise Cascade (A)
        7.125%, 10/15/14                 200             212
    Georgia-Pacific
        7.700%, 06/15/15                 100             114
    JSG Funding
        9.625%, 10/01/12                 100             112
    Neenah Paper (A)
        7.375%, 11/15/14                 150             152
    Norampac
        6.750%, 06/01/13                 100             105
    Norske Skog Canada
        7.375%, 03/01/14                 250             261
    ----------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                       1,171
    ==========================================================
    PETROLEUM & FUEL PRODUCTS [5.8%]
    Belden Blake (A)
        8.750%, 07/15/12                 150             152
    Chesapeake Energy
        6.875%, 01/15/16                 112             117


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Citgo Petroleum (A)
        6.000%, 10/15/11         $       200    $        199
    Comstock Resources
        6.875%, 03/01/12                 150             155
    Dynegy Holdings
        6.875%, 04/01/11                 100              96
    Dynegy Holdings (A)
        10.125%, 07/15/13                150             172
    El Paso
        7.000%, 05/15/11                 200             202
    El Paso Natural Gas
        7.625%, 08/01/10                 150             164
    El Paso Production Holding
        7.750%, 06/01/13                 200             210
    Forest Oil
        8.000%, 06/15/08                 150             166
        8.000%, 12/15/11                 100             114
    Giant Industries
        8.000%, 05/15/14                 200             209
    Pacific Energy
        7.125%, 06/15/14                 100             107
    Parker Drilling
        9.625%, 10/01/13                 150             168
    Plains Exploration &
        Production
        8.750%, 07/01/12                 150             168
    Pride International
        7.375%, 07/15/14                 100             109
    Swift Energy
        9.375%, 05/01/12                 100             112
    Vintage Petroleum
        7.875%, 05/15/11                 100             107
    Williams
        7.625%, 07/15/19                  50              55
    ----------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                    2,782
    ==========================================================
    PRINTING & PUBLISHING [2.8%]
    Advertising Direct (A)
        9.250%, 11/15/12                 150             158
    American Color Graphics
        10.000%, 06/15/10                100              84
    Canwest Media
        10.625%, 05/15/11                100             112
    Dex Media (B)
        7.734%, 11/15/13                 200             157
    Dex Media East
        9.875%, 11/15/09                 100             114
    Dex Media West, Ser B (A)
        8.500%, 08/15/10                 100             111
    Emmis Operating
        6.875%, 05/15/12                 150             157
    Haights Cross Operating
        11.750%, 08/15/11                100             113
    JII Holdings
        13.000%, 04/01/07                 70              65


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Primedia
        8.000%, 05/15/13         $       100    $        103
    Sheridan Group
        10.250%, 08/15/11                150             164
    ----------------------------------------------------------
    TOTAL PRINTING & PUBLISHING                        1,338
    ==========================================================
    REAL ESTATE [0.2%]
    LNR Property
        7.250%, 10/15/13                 100             113
    ==========================================================
    RETAIL [3.9%]
    Amerigas Partner
        8.875%, 05/20/11                 100             109
    Ames True Temper
        10.000%, 07/15/12                150             154
    Asbury Automotive Group
        9.000%, 06/15/12                 150             157
    Autonation
        9.000%, 08/01/08                 100             114
    Denny's (A)
        10.000%, 10/01/12                150             161
    Duane Reade (A)
        9.750%, 08/01/11                 200             182
    Jean Coutu Group (A)
        8.500%, 08/01/14                 200             205
    Mortons Restaurant Group
        7.500%, 07/01/10                 150             146
    Pantry (A)
        7.750%, 02/15/14                 100             106
    Petro Stopping Center
        9.000%, 02/15/12                 100             106
    Rite Aid
        8.125%, 05/01/10                 100             106
    True Temper Sports
        8.375%, 09/15/11                 150             140
    United Auto Group
        9.625%, 03/15/12                 150             166
    ----------------------------------------------------------
    TOTAL RETAIL                                       1,852
    ==========================================================
    SEMI-CONDUCTORS/INSTRUMENTS [1.4%]
    Advanced Micro Devices (A)
        7.750%, 11/01/12                 100             104
    Amkor Technologies
        7.750%, 05/15/13                 200             188
    Fisher Scientific International
        8.000%, 09/01/13                 150             171
    Fisher Scientific International
        (A)
        6.750%, 08/15/14                 100             107


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Flextronics International (A)
        6.250%, 11/15/14         $       100    $         99
    ----------------------------------------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                    669
    ==========================================================
    STEEL & STEEL WORKS [0.5%]
    Gerdau Ameristeel
        10.375%, 07/15/11                100             117
    International Steel Group
        6.500%, 04/15/14                 100             107
    ----------------------------------------------------------
    TOTAL STEEL & STEEL WORKS                            224
    ==========================================================
    TELEPHONES & TELECOMMUNICATIONS [6.5%]
    Airgate PCS (A)
        9.375%, 09/01/09                 200             215
    Alamosa Holdings (B)
        10.300%, 02/15/10                150             163
    American Tower (A)
        7.125%, 10/15/12                 100             102
    Atlantic Broadband (A)
        9.375%, 01/15/14                 200             193
    Centennial Communications
        10.125%, 06/15/13                100             112
        8.125%, 02/01/14                 100             103
    Cincinnati Bell
        8.375%, 01/15/14                 185             187
    Crown Castle International
        7.500%, 12/01/13                 100             108
    Insight Midwest
        9.750%, 10/01/09                 150             157
    IWO Escrow (A) (B)
        10.090%, 01/15/15                100              62
    Nextel Communications
        7.375%, 08/01/15                 100             110
    Nextel Partners
        8.125%, 07/01/11                 150             167
    Qwest
        5.625%, 11/15/08                 100             102
    Qwest Communications
        International (A)
        7.500%, 02/15/14                 200             202
    Rogers Wireless
        9.625%, 05/01/11                 100             117
    Rogers Wireless (A)
        7.250%, 12/15/12                  50              53
    Rural Cellular
        9.750%, 01/15/10                 200             181
    SBA Telecommunications (B)
        7.944%, 12/15/11                 150             126
    Time Warner
        Telecommunications
        10.125%, 02/01/11                100              98


                                  Face Amount
 Description                      (000)/Shares    Value (000)
 ---------------------------------------------------------------
    Triton PCS
        8.500%, 06/01/13         $       150    $        145
    UbiquiTel Operating
        9.875%, 03/01/11                 200             225
    Western Wireless
        9.250%, 07/15/13                 150             163
    ----------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS              3,091
    ==========================================================
    TRANSPORTATION SERVICES [0.3%]
    H-Lines Finance Holdings (A) (B)
        9.120%, 04/01/13                 200             144
    ==========================================================
    WASTE DISPOSAL [1.0%]
    Allied Waste
        7.375%, 04/15/14                 150             144
    IESI
        10.250%, 06/15/12                100             117
    Waste Services (A)
        9.500%, 04/15/14                 200             199
    ----------------------------------------------------------
    TOTAL WASTE DISPOSAL                                 460
    ==========================================================
    WHOLESALE [0.2%]
    Collins & Aikman Floor Cover,
        Ser B
        9.750%, 02/15/10                 100             108
    ==========================================================
        TOTAL CORPORATE BONDS
         (Cost $42,506)                               44,992
        ======================================================
 COMMON STOCK [0.2%]
    RETAIL [0.2%]
    Crunch Equity Holding* (E)            56              73
    ==========================================================
        TOTAL COMMON STOCK
         (Cost $61)                                       73
        ======================================================
 CASH EQUIVALENT [3.7%]
    Fidelity Institutional Domestic
        Money Market Portfolio,
        Cl I                       1,757,759           1,758
 -------------------------------------------------------------
        TOTAL CASH EQUIVALENT
         (Cost $1,758)                                 1,758
        ======================================================



                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
High Yield Bond Fund


 Description                         Shares       Value (000)
 ---------------------------------------------------------------
 WARRANTS [0.0%]
    Dayton Superior, Expires
        06/15/09 * (A)                   100    $         --
    Diva Systems, Expires
          03/01/08 * (A)                 600              --
    Pliant, Expires 06/01/10 * (A)       100              --
 -------------------------------------------------------------
        TOTAL WARRANTS
         (Cost $0)                                        --
        ======================================================
        TOTAL INVESTMENTS [98.5%]
         (Cost $44,325)+                        $     46,823
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $47,536,442. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


 * NON-INCOME PRODUCING SECURITY
 (A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." ON DECEMBER 31, 2004 THE VALUE OF THESE SECURITIES TOTALED APPROXIMATELY $11,177,000 OR 23.5% OF THE FUND'S TOTAL NET ASSETS.
 (B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2004. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
 (C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF
 INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2004.
 (D) IN DEFAULT ON INTEREST PAYMENTS (E) SECURITIES CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF DECEMBER 31, 2004 WAS $173,098.
 CL -- CLASS
 SER -- SERIES
 AMOUNTS DESIGNATED AS "-" ARE $0 OR HAVE BEEN ROUNDED TO $0.

 + AT DECEMBER 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $44,324,914 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,910,165 AND ($411,877), RESPECTIVELY.



                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Prime Money Market Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
 COMMERCIAL PAPER (A) [49.6%]
    ASSET BACKED SECURITIES [11.8%]
    Barton Capital
        2.176%, 01/06/05         $    22,000    $     21,993
    Eiffel Funding
        2.314%, 02/22/05              22,000          21,927
    Premier Asset
        2.343%, 01/14/05                 600             599
        2.344%, 01/20/05               6,200           6,192
        2.401%, 02/28/05               5,000           4,981
        2.454%, 03/15/05              10,000           9,951
    Ranger Funding
        2.345%, 01/24/05              22,000          21,967
    ----------------------------------------------------------
    TOTAL ASSET BACKED SECURITIES                     87,610
    ==========================================================
    BANKS [17.8%]
    Bank of America
        2.239%, 01/24/05              22,000          21,969
    Banque General Luxembourg
        2.436%, 03/24/05              22,000          21,879
    Barclays Bank
        2.178%, 01/18/05              22,000          21,977
    Deutsche Ausgleichsbank
        2.279%, 01/27/05              22,000          21,964
    Societe Generale
        2.174%, 01/04/05              22,000          21,996
    UBS Finance
        2.295%, 02/04/05              22,000          21,952
    ----------------------------------------------------------
    TOTAL BANKS                                      131,737
    ==========================================================
    DRUGS [2.8%]
    Pfizer
        2.317%, 02/14/05              20,500          20,442
    ==========================================================
    FINANCIAL SERVICES [11.2%]
    American General Finance
        2.234%, 01/28/05              17,000          16,972
    American Honda Finance
        2.140%, 01/28/05              22,000          21,965
    General Electric Capital
        2.214%, 01/28/05              22,000          21,963
    Toyota Motor Credit
        2.205%, 01/10/05              22,000          21,988
    ----------------------------------------------------------
    TOTAL FINANCIAL SERVICES                          82,888
    ==========================================================


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    HOUSEHOLD PRODUCTS [3.0%]
    Kimberly-Clark
        2.153%, 01/20/05         $    22,000    $     21,975
    ==========================================================
    PETROLEUM & FUEL PRODUCTS [3.0%]
    ChevronTexaco
        2.144%, 01/28/05              22,000          21,965
    ==========================================================
        TOTAL COMMERCIAL PAPER
         (Cost $366,617)                             366,617
        ======================================================
 U.S. GOVERNMENT AGENCY OBLIGATIONS [15.5%]
    FHLB
        1.560%, 05/13/05              25,000          25,000
    FHLB (A)
        2.204%, 01/26/05              25,000          24,962
    FHLMC
        2.570%, 12/06/05              10,000          10,000
    FNMA
        1.800%, 05/27/05              55,000          55,000
 -------------------------------------------------------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $114,962)                             114,962
        ======================================================
 CORPORATE BONDS [7.7%]
    FINANCIAL SERVICES [2.6%]
    American General Finance,
        Ser F, MTN
        7.450%, 01/15/05              14,500          14,534
    International Lease
        Finance,
        Ser M, MTN
        4.750%, 01/18/05               5,000           5,008
    ----------------------------------------------------------
    TOTAL FINANCIAL SERVICES                          19,542
    ==========================================================
    SECURITY BROKERS & DEALERS [2.1%]
    Goldman Sachs Group, Ser E, MTN
        7.500%, 01/28/05              15,349          15,420
    ==========================================================


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Prime Money Market Fund




                                  Face Amount
 Description                      (000)/Shares    Value (000)
 ---------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS [3.0%]
    Vodafone Group
        7.625%, 02/15/05         $    22,000    $     22,149
    ==========================================================
        TOTAL CORPORATE BONDS
         (Cost $57,111)                               57,111
        ======================================================
 CERTIFICATE OF DEPOSIT [3.0%]
    First Tennessee Bank
        2.230%, 01/21/05              22,000          22,000
 -------------------------------------------------------------
        TOTAL CERTIFICATE OF DEPOSIT
         (Cost $22,000)                               22,000
        ======================================================
 CASH EQUIVALENT [0.0%]
    Fidelity Institutional
        Domestic Money Market
        Portfolio,
          Cl I                       120,984             121
 -------------------------------------------------------------
        TOTAL CASH EQUIVALENT
         (Cost $121)                                     121
        ======================================================
 REPURCHASE AGREEMENTS (B) [24.1%]
    Banc of America 2.270%, dated
        12/31/04, repurchased on
        01/03/05, repurchase price
        $50,009,458 (collateralized
        by a U.S. Government
        obligation, par value
        $58,443,363, 5.500%,
        05/01/34; with total market
        value $51,000,000)            50,000          50,000
    Barclay Bank 2.250%, dated
        12/31/04, repurchased on
        01/03/05, repurchase price,
        $20,903,919 (collateralized
        by a U.S. Government
        obligation, par value
        $22,853,673, 5.500%,
        02/01/34; with total market
        value $21,318,000)            20,900          20,900


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Bear Stearns 2.280%, dated
        12/31/04, repurchased
        on 01/03/05, repurchase
        price $50,009,500
        (collateralized by U.S.
        Government obligations,
        ranging in par value
        $5,315,000-$12,589,774,
        5.000%-7.000%,
        12/01/32-12/01/34; with
        total market value
        $51,002,184)             $    50,000    $     50,000
    Deutsche Bank 2.250%, dated
        12/31/04, repurchased
        on 01/03/05, repurchase
        price $25,004,688
        (collateralized by a
        U.S. Government obligation,
        par value $25,490,000,
        3.625%, 11/14/08; with
        total market value
        $25,504,579)                  25,000          25,000
    Lehman Brothers 2.260%, dated
        12/31/04, repurchased on
        01/03/05, repurchase price
        $31,906,008 (collateralized
        by a U.S. Government
        obligation, par value
        $35,745,000, 5.000%,
        03/01/34; with total market
        value $32,538,519)            31,900          31,900
 -------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENTS
         (Cost $177,800)                             177,800
        ======================================================
        TOTAL INVESTMENTS [99.9%]
         (Cost $738,611)+                       $    738,611
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $739,386,907. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
 (B) TRI-PARTY REPURCHASE AGREEMENT
 CL -- CLASS
 FHLB -- FEDERAL HOME LOAN BANK
 FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
 MTN -- MEDIUM TERM NOTE
 SER -- SERIES

 + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
 COST.



                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Government Money Market Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS [66.2%]
    FHLB
        1.500%, 03/01/05         $    20,770    $     20,770
        1.470%, 03/01/05              25,000          25,000
        1.400%, 04/01/05              15,000          14,998
        1.560%, 05/13/05              75,000          75,000
        1.700%, 05/23/05              53,500          53,500
        1.780%, 05/27/05               5,310           5,310
        2.050%, 06/27/05              25,000          25,000
        2.400%, 11/08/05              10,000          10,000
    FHLB (A)
        2.171%, 01/05/05             100,000          99,976
        2.204%, 01/26/05             100,000          99,847
    FHLB (B)
        1.450%, 01/13/05              35,000          35,000
        1.400%, 03/22/05              25,000          25,000
        1.500%, 03/16/05              14,240          14,240
    FHLMC
        2.260%, 09/27/05              25,000          25,000
        2.400%, 11/02/05              35,000          34,999
        2.570%, 12/06/05              35,000          35,000
        2.740%, 12/16/05              25,000          25,000
    FHLMC, MTN
        2.350%, 10/27/05              25,000          25,000
    FNMA
        1.650%, 05/16/05              55,575          55,575
        1.660%, 05/20/05              10,000          10,000
        1.800%, 05/27/05              15,000          15,000
        1.400%, 07/08/05               2,680           2,667
    FNMA (A)
        2.189%, 01/03/05             565,000         564,932
        2.179%, 01/05/05             100,000          99,976
        2.233%, 01/07/05             100,000          99,963
 -------------------------------------------------------------
        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $1,496,753)                         1,496,753
        ======================================================
 REPURCHASE AGREEMENTS (C) [33.8%]
    Bancof America 2.270%, dated
        12/31/04, repurchased on
        01/03/05, repurchase price
        $175,033,104 (collateralized
        by a U.S. Government
        obligation, par value
        $204,551,770, 5.500%,
        05/01/34; with total market
        value $178,500,000)          175,000         175,000


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Barclay Bank 2.250%, dated
        12/31/04, repurchased on
        01/03/05, repurchase price
        $174,432,700 (collateralized
        by U.S. Government
        obligations, ranging in par
        value $65,642,714-
        $120,227,494 5.500%,
        02/01/34-10/01/34; with
        total market value
        $177,888,001)            $   174,400    $    174,400
    Bear Stearns 2.280%, dated
        12/31/04, repurchased on
        01/03/05, repurchase price
        $175,033,250 (collateralized
        by U.S. Government
        obligations, ranging in
        par value $85,000-$54,630,000,
        0.000%-7.000%, 12/01/16-07/01/35,
        with total market value
        $178,503,713)                175,000         175,000
    Deutsche Bank 2.250%, dated
        12/31/04, repurchased
        on 01/03/05, repurchase
        price $25,004,688
        (collateralized by a
        U.S. Government
        obligation, par value
        $25,490,000, 3.625%,
        11/14/08; with total
        market value
        $25,504,579)                  25,000          25,000
    JPMorgan Chase 2.270%,
        dated 12/31/04,
        repurchased on
        01/03/05, repurchase
        price $100,018,917
        (collateralized by U.S.
        Government obligations,
        ranging in par value
        $17,830,000-$60,299,576,
        5.000%-8.000%,
        11/01/17-08/15/34; with
        total market value
        $102,001,867)                100,000         100,000
    Lehman Brothers 2.260%, dated
        12/31/04, repurchased on
        01/03/05, repurchase
        price $12,602,373
        (collateralized by a U.S.
        Government obligation,
        par value $14,120,000,
        5.000%, 03/01/34; with
        total market value
        $12,853,375)                  12,600          12,600


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004


--------------------------------------------------------------------------------
Government Money Market Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    UBS Warburg 2.250%, dated
        12/31/04, repurchased
        on 01/03/05, repurchase
        price $100,018,750
        (collateralized by U.S.
        Government obligations,
        ranging in par value
        $1,795,000-$10,034,391,
        4.500%-8.000%,
        01/01/09-05/01/34; with
        total market value
        $102,000,596)            $   100,000    $    100,000
 -------------------------------------------------------------
        TOTAL REPURCHASE AGREEMENTS
         (Cost $762,000)                             762,000
        ======================================================
        TOTAL INVESTMENTS [100.0%]
         (Cost $2,258,753)+                     $  2,258,753
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $2,257,901,265. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
 (B) FLOATING RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON DECEMBER 31, 2004. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
 (C) TRI-PARTY REPURCHASE AGREEMENT
 FHLB -- FEDERAL HOME LOAN BANK
 FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
 MTN -- MEDIUM TERM NOTE

 + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
 COST.


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
 MUNICIPAL BONDS [97.9%]
    CALIFORNIA [96.6%]
    ABAG, Finance Authority for
        Non-Profit Corporations,
        Hamlin School Project,
          Ser A, GO (A) (B) (C)
        2.000%, 08/01/32         $     1,500    $      1,500
    ABAG, Finance Authority for
        Non-Profit Corporations,
        Public Policy Institute,
          Ser A, RB (A) (B) (C)
        2.000%, 11/01/31               2,990           2,990
    ABAG, Finance Authority for
        Non-Profit Corporations,
        School of the Sacred
        Heart, Ser B, RB (A) (B) (C)
        2.130%, 06/01/30               8,500           8,500
    ABAG, Finance Authority for
        Non-Profit Corporations,
        Ser C, COP (A) (B) (C)
        2.150%, 10/01/27               8,930           8,930
    Alameda-Contra Costa,
        School Finance
        Authority, Capital
        Improvement Financing
        Project, Ser F, COP
        (A) (B) (C)
        2.080%, 08/01/23               1,000           1,000
    Anaheim, 1993 Police
        Facilities Refinancing
        Project, COP, AMBAC (A) (B)
        1.940%, 08/01/08               5,000           5,000
    Anaheim, Multi-Family
        Housing Authority,
        Heritage Village
        Apartments Project, Ser A,
        RB (A) (B) (C)
        1.970%, 07/15/33               4,385           4,385
    Antelope Valley, Healthcare
        Project, Ser A, RB
        (A) (B) (C)
        1.980%, 09/01/17               5,500           5,500
    Berkeley, YMCA Project, RB
        (A) (B)
        1.960%, 06/01/23               1,955           1,955
    California State, Bay Area
        Toll Authority, San
        Francisco Bay Area
        Project, Ser A, RB,
        AMBAC (A) (B)
        1.950%, 04/01/39              10,000          10,000
    California State,
        Department of Water
        Resource & Power, Ser
        B-5, RB (A) (B)
        2.100%, 05/01/22               6,400           6,400
    California State,
        Department of Water
        Resource & Power, Ser
        C-13, RB, FSA (A) (B)
        1.960%, 05/01/22              11,400          11,400


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    California State,
        Department of Water
        Resource & Power, Ser
        C-15, RB (A) (B) (C)
        1.970%, 05/01/22         $     5,000    $      5,000
    California State,
        Department of Water
        Resources, Ser B-1, RB
        (A) (B) (C)
        2.200%, 05/01/22               3,200           3,200
    California State, Economic
        Development Financing
        Authority, KQED
        Project, RB (A) (B) (C)
        1.970%, 04/01/20               1,500           1,500
    California State, Economic
        Recovery Authority,
          Ser C-12, RB (A) (B)
        1.960%, 07/01/23               5,000           5,000
    California State, Economic
        Recovery Authority, Ser
        C-7, RB (A) (B) (C)
        2.130%, 07/01/23               5,350           5,350
    California State, Economic
        Recovery Authority, Ser
        C-8, RB (A) (B) (C)
        2.170%, 07/01/23               3,000           3,000
    California State, Economic
        Recovery, Ser C-1, RB
        (A) (B)
        2.250%, 07/01/23               3,700           3,700
    California State,
        Educational Facilities
        Authority, Chapman
        University Project, RB
        (A) (B) (C)
        2.120%, 12/01/30               1,000           1,000
    California State, GO
          Pre-Refunded @ 101 (F)
        5.750%, 03/01/05               5,450           5,546
    California State, Health
        Facilities Finance
        Authority, Adventist
        Health Systems Project,
        Ser B, RB
        (A) (B) (C)
        2.200%, 09/01/25               4,400           4,400
    California State, Health
        Facilities Finance
        Authority, Adventist
        Hospital Project, Ser
        A, RB, MBIA (A) (B)
        2.200%, 09/01/28               4,980           4,980
    California State, Housing
        Finance Agency,
        Multi-Family Housing
        III Project, Ser B, RB
        (A) (B)
        2.250%, 02/01/33               4,425           4,425
    California State, Housing
        Finance Agency,
        Multi-Family Housing
        Project, Ser D, RB (A) (B)
        2.250%, 02/01/31               4,500           4,500


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    California State,
        Kindergarten-University
        Project, Ser A-3,
        GO (A) (B)
        2.250%, 05/01/34         $     2,200    $      2,200
    California State,
        Kindergarten-University
        Project, Ser B-3,
        GO (A) (B)
        2.150%, 05/01/34               3,500           3,500
    California State, Public
        Works Board Lease,
        Various Community
        College Projects,
        RB, AMBAC
        6.000%, 03/01/05               1,000           1,007
    California State, School
        Cash Reserve Project,
        Ser A, GO
        3.000%, 07/06/05               6,500           6,546
    California State, Ser A-1,
        GO (A) (B) (C)
        2.250%, 05/01/33               5,475           5,475
    California State, Ser A-2,
        GO (A) (B)
        2.130%, 05/01/33               6,000           6,000
    California State, Ser A-3,
        GO (A) (B)
        2.100%, 05/01/33              13,500          13,500
    California State, Statewide
        Communities Development
        Authority, House Ear
        Institute Project, COP
        (A) (B) (C)
        2.210%, 12/01/18               2,000           2,000
    California State, Statewide
        Communities Development
        Authority, Ser B-1,
        TRAN, FSA
        3.500%, 07/29/05               5,000           5,053
    California Statewide,
        Communities Development
        Authority, Center For
        Early Education
        Project, RB
        (A) (B) (C)
        2.000%, 09/01/31               1,000           1,000
    California Statewide,
        Communities Development
        Authority, North
        Peninsula Jewish
        Project, RB (A) (B)
        2.200%, 07/01/34               6,300           6,300
    Chaffey, Union High School
        District, Ser C, GO,
        FSA
        3.500%, 05/01/05                 500             504
    Chico, Public Financing
        Authority, Merged
        Redevelopment Project,
        TA, MBIA
        4.000%, 04/01/05                 500             504


  Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Corona, Multi-Family
        Housing Authority,
        Country Hills Project,
        Ser A, RB
        (A) (B) (C)
        1.960%, 02/01/20         $     6,475    $      6,475
    Desert Sands, Unified
        School District,
        Election 2001,
        GO, FSA
        3.000%, 06/01/05               1,000           1,006
    Desert Sands, Unified
        School District, TRAN
        2.500%, 07/07/05               8,500           8,541
    East Bay-Delta, Housing &
        Finance Authority, Ser
        A, RB, MBIA
        4.250%, 06/01/05               3,250           3,286
    East Side, Union High
        School District, TRAN
        2.500%, 06/30/05              10,000          10,045
    Fontana, Unified School
        District, School
        Facility Bridge Funding
        Program, COP, FSA (A)
        (B)
        1.960%, 04/01/35               5,000           5,000
    Fremont, Family Center
        Finance Project, COP
        (A) (B) (C)
        2.000%, 08/01/28               4,525           4,525
    Fremont, Office Building
        Improvement & Fire
        Equipment Project, COP
        (A) (B) (C)
        2.000%, 08/01/30               3,530           3,530
    Fresno, Multi-Family
        Housing Authority,
        Stonepine Apartment
        Project, Ser A, RB (A)
        (B) (D)
        1.960%, 02/15/31               1,595           1,595
    Fresno, Palm Lakes
        Apartment Project, RB
        (A) (B) (C)
        1.970%, 05/01/15               3,715           3,715
    Glendale, Police Building
        Project, COP (A) (B)
        1.980%, 06/01/30              23,400          23,400
    Grant, Joint Union High
        School District, School
        Facility Bridge Funding
        Project, COP, FSA (A)(B)
        1.950%, 09/01/34               1,000           1,000
    Huntington Beach, Union
        High School District,
        School Facility Bridge
        Funding Project, COP,
        FSA (A) (B)
        1.950%, 09/01/28               1,890           1,890
    Irvine Ranch, Water
        District
        #140-240-105-250, GO
        (A)(B)(C)
        2.150%, 04/01/33               2,900           2,900


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Irvine Ranch, Water
        District Conservation,
        Ser B, GO (A)(B)(C)
        2.250%, 08/01/09         $     2,300    $      2,300
    Irvine Ranch, Water
        District, Capital
        Improvement Project,
        COP (A)(B)(C)
        2.100%, 08/01/16               4,000           4,000
    Irvine Ranch, Water District,
        Improvement District
        No. 182, Ser A, GO (A)(B)
        2.100%, 11/15/13                 600             600
    Irvine, Unified School District,
        Community Facilities
        District No. 01-1, Special
        Tax (A)(B)(C)
        2.150%, 09/01/38               1,400           1,400
    Kings County, Multi-Family
        Housing Authority,
        Edgewater Isle Apartments
        Project, Ser A, RB
        (A)(B)(D)
        1.960%, 02/15/31              10,710          10,710
    Lemon Grove, Multi-Family
        Housing, Hillside Terrace
        Project, RB (A)(B)(D)
        1.960%, 02/15/31               4,955           4,955
    Lodi, Electric System Authority,
        Ser A, COP, MBIA (A)(B)
        1.940%, 07/01/32               9,360           9,360
    Los Angeles County,
        Metropolitan Transportation
        Authority, Proposition C-
        2nd SR, Ser A, RB, AMBAC
        Pre-Refunded @ 102 (F)
        5.700%, 07/01/05               1,135           1,181
    Los Angeles County, Multi-
        Family Housing Authority,
        Malibu Canyon Apartments
        Project, Ser B, RB
        (A)(B)(C)
        2.040%, 06/01/10               8,000           8,000
    Los Angeles County,
        Multi-Family Housing Authority,
        Valencia Housing Project,
        Ser C, RB (A)(B)(E)
        2.050%, 04/01/31                 600             600
    Los Angeles County, Pension
        Authority, Ser B, RB,
        AMBAC (A)(B)
        1.940%, 06/30/07              10,575          10,575
    Los Angeles County, Schools,
        Transport Project, Ser A,
        GO, FSA
        3.500%, 06/30/05              15,000          15,138


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Los Angeles, Department of
        Water & Power, RB
        Pre-Refunded @ 101 (F)
        6.000%, 02/15/05         $       540    $        549
    Los Angeles, Department of
        Water & Power,
        Sub-Ser B-3, RB (A)(B)
        2.000%, 07/01/35               3,300           3,300
    Los Angeles, GO, MBIA (A)(B)
        2.010%, 03/01/10               5,370           5,370
    Los Angeles, Metropolitan
        Transit Commission, Ser A,
        RB, FGIC (A)(B)
        1.940%, 07/01/12               8,600           8,600
    Los Angeles, Metropolitan
        Transportation Authority,
        Proposition C, Ser A, RB,
        MBIA (A)(B)
        1.950%, 07/01/20              14,950          14,950
    Los Angeles, Samuel A Fryer
        Vavney, Ser A, COP
        (A)(B)(C)
        1.970%, 08/01/21               7,000           7,000
    Los Angeles, Water & Power
        Resource Authority, Power
        System Project,
        Sub-Ser A-4, RB (A)(B)
        1.960%, 07/01/35              11,000          11,000
    Los Angeles, Water & Power
        Resource Authority, Power
        System Project,
        Sub-Ser A-7, RB (A)(B)
        1.960%, 07/01/35               1,000           1,000
    Los Angeles, Water & Power
        Resource Authority, RB
        Pre-Refunded @ 101 (F)
        6.000%, 02/15/05               1,000           1,016
    Los Angeles, Water & Power
        Resource Authority,
        Sub-Ser B-3, RB (A)(B)
        2.160%, 07/01/34               4,900           4,900
    Los Angeles, Water & Power
        Resource Authority,
        Sub-Ser B-6, RB (A)(B)
        2.190%, 07/01/34               2,500           2,500
    Los Angeles, Water & Power
        Resource Authority,
        Sub-Ser B-2, RB (A)(B)
        1.980%, 07/01/34               2,000           2,000
    Moorpark, Unified School
        District, Ser A, COP,
        FSA (A)(B)
        1.950%, 11/01/28               1,000           1,000
    Newport Beach, Hoag Memorial
        Hospital, Ser A, RB (A)(B)
        2.130%, 10/01/26               2,000           2,000


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Newport Beach, Hoag Memorial
        Hospital, Ser C, RB (A)(B)
        2.130%, 10/01/26         $     1,900    $      1,900
    Oakland, Capital Equipment
        Project, COP (A)(B)(C)
        1.980%, 12/01/15               4,190           4,190
    Oakland, Joint Powers
        Financing Authority,
        Ser A-1, RB, FSA (A)(B)
        1.950%, 08/01/21               4,325           4,325
    Oakland, Joint Powers
        Financing Authority,
        Ser A-2, RB, FSA (A)(B)
        1.950%, 08/01/21              13,600          13,600
    Oakland-Alameda County,
        Coliseum Project, Ser C-1,
        RB (A)(B)(C)
        2.000%, 02/01/25              15,000          15,000
    Orange County, Apartment
        Development Authority,
        Hidden Hills Project,
        Ser C, RB (A)(B)
        2.040%, 11/01/09               3,200           3,200
    Orange County, Apartment
        Development Authority,
        Larkspur Canyon
        Apartments, Ser A, RB,
        FSA (A)(B)
        1.980%, 06/15/37               1,200           1,200
    Orange County, Apartment
        Development Authority,
        Riverbend Apartments
        Project, Ser B, RB
        (A)(B)(C)
        1.980%, 12/01/29               5,000           5,000
    Orange County, Apartment
        Development Authority,
        Seaside Meadow Project,
        Ser C, RB (A)(B)(D)
        1.940%, 08/01/08               5,700           5,700
    Orange County, Sanitation
        District Authority, Ser A,
        COP (A)(B)
        2.150%, 08/01/29               7,685           7,685
    Pasadena, Rose Bowl
        Improvements Project, COP
        (A)(B)(C)
        2.000%, 12/01/11               2,500           2,500
    Redwood City, City Hall Project,
        COP (A)(B)(C)
        2.000%, 07/01/21               1,800           1,800
    Riverside County, Asset Leasing
        Authority, Southwest Justice
        Center Project, Ser B,
        RB, MBIA (A)(B)
        1.940%, 11/01/32               4,100           4,100


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Riverside County, Housing
        Authority, De Anza Villas
        Project, RB (A)(B)(C)
        2.000%, 12/01/16         $     2,120    $      2,120
    Riverside County, Housing
        Authority, Polk Apartments
        LP, Ser B, RB
        (A)(B)(C)
        1.960%, 12/15/30               7,690           7,690
    Riverside County, Ser C, COP
        (A)(B)(C)
        1.880%, 12/01/15              16,700          16,700
    Riverside, Unified School
        District, Ser C, School
        Facility Bridge Funding
        Project, COP, FSA (A)(B)
        1.950%, 09/01/27               1,610           1,610
    Riverside-San Bernardino,
        Sub-Pass Thru Obligations,
        Ser B, RB (A)(B)
        1.980%, 07/01/06               1,350           1,350
    Sacramento County, Housing
        Authority, Bent Tree
        Apartments Project, Ser A,
        RB (A)(B)(D)
        1.960%, 02/15/31               2,500           2,500
    Sacramento County, Ser A,
        TRAN
        3.000%, 07/11/05              12,000          12,083
    San Bernardino County,
        Housing Authority, Alta
        Loma Heritage Project,
        Ser A, RB (A)(B)(C)
        1.950%, 02/01/23               1,354           1,354
    San Bernardino County,
        Transportation Authority,
        Ser A, RB, AMBAC
        5.000%, 03/01/05                 805             810
    San Diego County, School
        District, TRAN, GO
        3.250%, 07/25/05              10,000          10,092
    San Diego County, Water
        Authority, Ser A, COP,
        MBIA
        4.000%, 05/01/05                 550             555
    San Diego, Museum of Art
        Project, COP (A)(B)(C)
        2.130%, 09/01/30               1,400           1,400
    San Diego, Water Authority,
        Ser I, MBIA, COP (A)(B)
        2.020%, 11/01/10               5,974           5,974
    San Francisco (City & County),
        Housing Authority, Bayside
        Village Project D, Ser A,
        RB (A)(B)(C)
        1.980%, 12/01/05               6,000           6,000


                               CNI CHARTER FUNDS
schedule of investments (unaudited)
DECEMBER 31, 2004

--------------------------------------------------------------------------------
California Tax Exempt Money Market Fund


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    San Francisco, Bay Area Toll
        Authority, Ser A, RB,
        AMBAC (A)(B)
        1.950%, 04/01/36         $    13,000    $     13,000
    San Francisco, Bay Area Toll
        Authority, Ser C, RB,
        AMBAC (A)(B)
        1.960%, 04/01/25               5,650           5,650
    San Jose, Redevelopment
        Agency, Merged Area
        Redevelopment Project,
        Ser A, RB (A)(B)(C)
        1.940%, 07/01/26               2,000           2,000
    Santa Clara County, Financing
        Authority, VMC Facility
        Replacement Project,
        Ser B, RB (A)(B)
        1.970%, 11/15/25              12,375          12,375
    Santa Clara, Unified School
        District, RAN
        2.500%, 06/30/05               6,660           6,691
    Southern California,
        Metropolitan Water District
        Authority, Water Works
        Authorization, Ser B-4, RB
        (A)(B)
        1.940%, 07/01/35               5,600           5,600
    Southern California,
        Metropolitan Water District
        Authority, RB, (A)(B)
        2.150%, 07/01/35               2,900           2,900
    Southern California,
        Metropolitan Water District
        Authority, Ser B, RB (A)(B)
        1.950%, 07/01/27               2,100           2,100
    Southern California,
        Metropolitan Water District
        Authority, Ser B-3,
        RB (A)(B)
        2.100%, 07/01/35               5,900           5,900
    Southern California,
        Metropolitan Water District
        Authority, Water Works
        Authorization, Ser B,
        RB (A)(B)
        1.950%, 07/01/28               4,000           4,000
    Stockton, Multi-Family Housing
        Authority, Mariners Pointe
        Project, Ser A, RB
        (A)(B)(C)
        1.980%, 09/01/18               2,100           2,100
    Sunnyvale, Government Center
        Site Acquisition Project,
        Ser A, COP, AMBAC,
        (A)(B)
        1.960%, 04/01/31               4,600           4,600


 Description                   Face Amount (000)  Value (000)
 ---------------------------------------------------------------
    Three Valleys, Municipal Water
        District Authority, Miramar
        Water Treatment Project,
        COP (A)(B)(C)
        2.000%, 11/01/14         $     4,700    $      4,700
    Turlock, Irrigation District,
        Capital Improvement &
        Refunding Project, COP
        (A)(B)(C)
        2.200%, 01/01/31               3,550           3,550
    Upland, Community
        Redevelopment Authority,
        Sunset Ridge & Village
        Apartments Project, RB
        (A)(B)(C)
        1.980%, 12/01/29               6,700           6,700
    Westminster, Civic Center
        Refinancing Program, Ser A,
        COP, AMBAC (A)(B)
        2.000%, 06/01/22               3,300           3,300
    Yolo County, Multi-Family
        Housing Authority, Primero
        Grove Project,
        Ser A, RB (A)(B)(C)
        1.980%, 11/01/27              10,485          10,485
    ----------------------------------------------------------
    TOTAL CALIFORNIA                                 619,751
    ==========================================================
    PUERTO RICO [1.3%]
    Puerto Rico, Electric & Power
        Authority, Ser X, RB, MBIA
        Pre-Refunded @ 100 (F)
        5.500%, 07/01/05               2,355           2,396
    Puerto Rico, Highway &
        Transportation
        Authority, RB, MBIA
        (A) (B)
        1.990%, 01/01/08               6,000           6,000
    ----------------------------------------------------------
    TOTAL PUERTO RICO                                  8,396
    ==========================================================
        TOTAL MUNICIPAL BONDS
         (Cost $628,147)                             628,147
        ======================================================
        TOTAL INVESTMENTS [97.9%]
         (Cost $628,147)+                       $    628,147
        ======================================================

 PERCENTAGES ARE BASED ON NET ASSETS OF $641,747,042. TOTAL NET ASSETS INCLUDE OTHER ASSETS AND LIABILITIES NOT REFLECTED ON THIS SCHEDULE. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

 (A) VARIABLE RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT ON DECEMBER 31, 2004.
 (B) PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

 (C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
 (D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
 (E) SECURITY DERIVES FROM A GUARANTEED AGREEMENT.
 (F) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
 AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
 COP -- CERTIFICATE OF PARTICIPATION
 FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
 FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
 FSA -- FINANCIAL SECURITY ASSISTANCE
 GO -- GENERAL OBLIGATION
 LP -- LIMITED PARTNERSHIP
 MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
 RAN -- REVENUE ANTICIPATION NOTE
 RB -- REVENUE BOND
 SER -- SERIES
 TA -- TAX ALLOCATION
 TRAN -- TAX & REVENUE ANTICIPATION NOTE

 + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
 COST.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              CNI Charter Funds


By (Signature and Title)*                 /s/ Vern Kozlen
                                          --------------------------------------
                                          Vern Kozlen, President & CEO

Date February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Vern Kozlen
                                          --------------------------------------
                                          Vern Kozlen, President & CEO


Date February 24, 2005


By (Signature and Title)*                 /s/ Peter A. Rodriguez
                                          --------------------------------------
                                          Peter A. Rodriguez, Controller and COO

Date February 24, 2005

* Print the name and title of each signing officer under his or her signature.